As filed with the Securities and Exchange Commission on November 24, 2004
                                                        1933 Act File No. 33-572
                                                      1940 Act File No. 811-4409
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 96     [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                AMENDMENT NO. 98             [X]

                          EATON VANCE MUNICIPALS TRUST
                          ----------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on December 1, 2004 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

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                       EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND

                    Mutual funds providing tax-exempt income


                                Prospectus Dated
                                December 1, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS AND THE SERVICES
           AVAILABLE TO SHAREHOLDERS.  PLEASE SAVE IT FOR REFERENCE.

Table of Contents

Fund Summaries..............................................................  3

    Arizona Fund............................................................  4

    Colorado Fund...........................................................  5

    Connecticut Fund........................................................  6

    Michigan Fund...........................................................  7

    Minnesota Fund..........................................................  8

    New Jersey Fund.........................................................  9

    Pennsylvania Fund....................................................... 10

    Fund Fees and Expenses.................................................. 11

Investment Objectives & Principal Policies and Risks........................ 13

Management and Organization................................................. 14

Valuing Shares.............................................................. 16

Purchasing Shares........................................................... 16

Sales Charges............................................................... 18

Redeeming Shares............................................................ 20

Shareholder Account Features................................................ 20

Tax Information............................................................. 22

Financial Highlights........................................................ 25

    Arizona Fund............................................................ 25

    Colorado Fund........................................................... 26

    Connecticut Fund........................................................ 27

    Michigan Fund........................................................... 28

    Minnesota Fund.......................................................... 29

    New Jersey Fund......................................................... 30

    Pennsylvania Fund....................................................... 31

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Under normal market circumstances, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from such taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund normally acquires municipal obligations with maturities of ten years or more.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders. A portion of each Fund's distributions generally will be subject to alternative minimum tax.

PRINCIPAL RISK FACTORS

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings ("Fitch") are described in the Fund-specific summaries that follow this page.

A Fund's use of derivatives may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

As a non-diversified fund, a Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes a Fund more susceptible to adverse economic, business or other developments affecting such issuers. A Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, such limitations do not apply to U.S. Government securities.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       EATON VANCE ARIZONA MUNICIPALS FUND

The Arizona Fund's investment objective is to provide current income exempt from regular federal income tax and Arizona state personal income taxes. Arizona does not issue general obligation bonds. Obligations issued for a particular project are rated based on the specific project's creditworthiness.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Arizona Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-9.68%  19.56%  2.40%   8.94%   5.28%   -6.70%  12.15%  0.10%   8.79%   4.72%
------  ------  -----   -----   -----   ------  ------  -----   -----   -----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 9.11% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.81% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 2.07%. For the 30 days ended July 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.28%) for Class A shares were 4.02% and 6.51%, respectively, and for Class B shares were 3.48% and 5.64%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2003                                         Year      Years      Years
------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                  0.53%    3.37%      4.53%
Class B Return Before Taxes                                                                 -0.28%    3.26%      4.23%
Class B Return After Taxes on Distributions                                                 -0.29%    3.23%      4.21%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                   1.29%    3.37%      4.23%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)     5.31%    5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to December 13, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE COLORADO MUNICIPALS FUND

The Colorado Fund's investment objective is to provide current income exempt from regular federal income tax and Colorado state personal income taxes. There currently are no Colorado general obligations outstanding. Obligations issued for a particular project are rated based on the specific project's creditworthiness.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Colorado Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-9.52%  18.61%  2.50%   10.54%  4.14%   -6.08%  11.71%  3.28%   7.60%   4.68%
------  ------  -----   ------  -----   ------  ------  -----   -----   -----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 8.61% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.95% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.79%. For the 30 days ended July 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.01%) for Class A shares were 4.41% and 7.11%, respectively, and for Class B shares were 3.88% and 6.26%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                           One       Five       Ten
Average Annual Total Return as of December 31, 2003                                        Year      Years      Years
------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                 0.44%    3.81%      4.55%
Class B Return Before Taxes                                                                -0.32%    3.73%      4.45%
Class B Return After Taxes on Distributions                                                -0.36%    3.72%      4.44%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                  1.21%    3.80%      4.45%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)    5.31%    5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to December 10, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                     EATON VANCE CONNECTICUT MUNICIPALS FUND

The Connecticut Fund's investment objective is to provide current income exempt from regular federal income tax and Connecticut state personal income taxes. Connecticut general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Connecticut Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-10.36%   17.79%  2.78%   8.49%   4.94%   -4.52%  11.28%  4.45%   6.80%   4.33%
-------   ------  -----   -----   -----   ------  ------  -----   -----   -----
1994      1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 8.21% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.12% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.34%. For the 30 days ended July 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.25%) for Class A shares were 3.93% and 6.36%, respectively, and for Class B shares were 3.38% and 5.47%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                           One       Five       Ten
Average Annual Total Return as of December 31, 2003                                        Year      Years      Years
-----------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                 0.02%    4.09%      4.62%
Class B Return Before Taxes                                                                -0.67%    4.00%      4.33%
Class B Return After Taxes on Distributions                                                -0.68%    3.99%      4.32%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                  0.93%    4.00%      4.31%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)    5.31%    5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to April 19, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE MICHIGAN MUNICIPALS FUND

The Michigan Fund's investment objective is to provide current income exempt from regular federal income tax and Michigan state and city income and single business taxes. Michigan general obligations currently are rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Michigan Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-8.54%  17.95%  2.34%   8.39%   4.45%   -7.07%  13.81%  2.77%   7.88%   4.41%
------  ------  -----   -----   -----   ------  ------  -----   -----   -----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 7.94% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.33% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.92%. For the 30 days ended July 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 37.54%) for Class A shares were 4.17% and 6.68%, respectively, and for Class B shares were 3.63% and 5.81%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                           One       Five       Ten
Average Annual Total Return as of December 31, 2003                                        Year      Years      Years
-----------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                 0.26%    3.92%      4.36%
Class B Return Before Taxes                                                                -0.59%    3.80%      4.35%
Class B Return After Taxes on Distributions                                                -0.61%    3.74%      4.31%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                  1.07%    3.81%      4.32%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)    5.31%    5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                     EATON VANCE MINNESOTA MUNICIPALS FUND

The Minnesota Fund's investment objective is to provide current income exempt from regular federal income tax and regular Minnesota state personal income taxes. The Minnesota Fund will invest its assets so that at least 95% of the exempt-interest dividends that it pays are derived from Minnesota municipal obligations. Minnesota general obligations currently are rated Aa1, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Minnesota Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-9.01%  16.88%  1.62%   8.82%   5.40%   -6.80%  10.90%  2.87%   5.65%   4.55%
------  ------  -----   -----   -----   ------  ------  -----   -----   -----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 7.93% for the quarter ended March 31, 1995, and the lowest quarterly return was -6.99% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.60%. For the 30 days ended July 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.10%) for Class A shares were 4.24% and 7.08%, respectively, and for Class B shares were 3.70% and 6.18%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                           One       Five       Ten
Average Annual Total Return as of December 31, 2003                                        Year      Years      Years
-----------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                 0.38%    3.04%      4.06%
Class B Return Before Taxes                                                                -0.45%    2.94%      3.83%
Class B Return After Taxes on Distributions                                                -0.46%    2.93%      3.81%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                  1.25%    3.13%      3.89%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)    5.31%    5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to December 9, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                     EATON VANCE NEW JERSEY MUNICIPALS FUND

The New Jersey Fund's investment objective is to provide current income exempt from regular federal income tax and New Jersey state personal income taxes. New Jersey general obligations currently are rated Aa3, AA- and AA- by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the New Jersey Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-8.20%  15.86%  2.78%   9.41%   4.85%   -6.65%  12.25%  3.58%   8.20%   5.27%
------  ------  -----   -----   -----   ------  ------  -----   -----   -----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 6.90% for the quarter ended March 31, 1995, and the lowest quarterly return was -6.31% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.28%. For the 30 days ended July 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.83%) for Class A shares were 4.79% and 8.10%, respectively, and for Class B shares were 4.24% and 7.17%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                            One      Five       Ten
Average Annual Total Return as of December 31, 2003                                         Year     Years      Years
-----------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                0.96%     4.09%      4.85%
Class B Return Before Taxes                                                                0.27%     4.00%      4.48%
Class B Return After Taxes on Distributions                                                0.27%     3.99%      4.47%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 1.68%     4.05%      4.48%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   5.31%     5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to April 13, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND

The Pennsylvania Fund's investment objective is to provide current income exempt from regular federal income tax and Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes. Pennsylvania general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Pennsylvania Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-9.64%  17.25%  3.33%   8.86%   2.16%   -5.10%  9.77%   4.70%   6.15%   5.43%
------  ------  -----   -----   -----   ------  -----   -----   -----   -----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 7.77% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.21% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 1.78%. For the 30 days ended July 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 37.00%) for Class A shares were 4.70% and 7.46%, respectively, and for Class B shares were 3.91% and 6.21%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                            One      Five       Ten
Average Annual Total Return as of December 31, 2003                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                1.23%     3.85%      4.36%
Class B Return Before Taxes                                                                0.43%     3.74%      4.04%
Class B Return After Taxes on Distributions                                                0.42%     3.73%      4.03%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 1.92%     3.86%      4.12%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   5.31%     5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to June 1, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                                                               Class A     Class B
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                 4.75%       None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net
  asset value at time of purchase or time of redemption)                        None        5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                 None        None
Exchange Fee                                                                    None        None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                       Management      Distribution and        Other         Total Annual Fund
                                          Fees       Service (12b-1) Fees      Expenses*     Operating Expenses
-----------------------------------------------------------------------------------------------------------------
Arizona Fund         Class A shares       0.33%               n/a               0.45%              0.78%
                     Class B shares       0.33%              0.95%              0.25%              1.53%
-----------------------------------------------------------------------------------------------------------------
Colorado Fund        Class A shares       0.22%               n/a               0.53%              0.75%
                     Class B shares       0.22%              0.95%              0.33%              1.50%
-----------------------------------------------------------------------------------------------------------------
Connecticut Fund     Class A shares       0.39%               n/a               0.40%              0.79%
                     Class B shares       0.39%              0.95%              0.20%              1.54%
-----------------------------------------------------------------------------------------------------------------
Michigan Fund        Class A shares       0.33%               n/a               0.48%              0.81%
                     Class B shares       0.33%              0.95%              0.28%              1.56%
-----------------------------------------------------------------------------------------------------------------
Minnesota Fund       Class A shares       0.27%               n/a               0.52%              0.79%
                     Class B shares       0.27%              0.95%              0.32%              1.54%
-----------------------------------------------------------------------------------------------------------------
New Jersey Fund      Class A shares       0.43%               n/a               0.41%              0.84%
                     Class B shares       0.43%              0.95%              0.21%              1.59%
-----------------------------------------------------------------------------------------------------------------
Pennsylvania Fund    Class A shares       0.44%               n/a               0.41%              0.85%
                     Class B shares       0.44%              0.95%              0.21%              1.60%


* Other Expenses for Class A includes a 0.20% service fee paid pursuant to a Service Plan.

EXAMPLE. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 Year         3 Years         5 Years          10 Years
--------------------------------------------------------------------------------------------------------
Arizona Fund         Class A shares         $551            $712           $  888           $1,395
                     Class B shares*        $656            $883           $1,034           $1,621
--------------------------------------------------------------------------------------------------------
Colorado Fund        Class A shares         $548            $703           $  872           $1,361
                     Class B shares*        $653            $874           $1,018           $1,588
--------------------------------------------------------------------------------------------------------
Connecticut Fund     Class A shares         $552            $715           $  893           $1,406
                     Class B shares*        $657            $886           $1,039           $1,632
--------------------------------------------------------------------------------------------------------
Michigan Fund        Class A shares         $554            $721           $  903           $1,429
                     Class B shares*        $659            $893           $1,050           $1,655
--------------------------------------------------------------------------------------------------------
Minnesota Fund       Class A shares         $552            $715           $  893           $1,406
                     Class B shares*        $657            $886           $1,039           $1,632
--------------------------------------------------------------------------------------------------------
New Jersey Fund      Class A shares         $557            $730           $  919           $1,463
                     Class B shares*        $662            $902           $1,066           $1,688
--------------------------------------------------------------------------------------------------------
Pennsylvania Fund    Class A shares         $558            $733           $  924           $1,474
                     Class B shares*        $663            $905           $1,071           $1,699


You would pay the following expenses if you did not redeem your shares:


                                           1 Year         3 Years         5 Years          10 Years
--------------------------------------------------------------------------------------------------------
Arizona Fund         Class A shares         $551            $712            $888            $1,395
                     Class B shares*        $156            $483            $834            $1,621
--------------------------------------------------------------------------------------------------------
Colorado Fund        Class A shares         $548            $703            $872            $1,361
                     Class B shares*        $153            $474            $818            $1,588
--------------------------------------------------------------------------------------------------------
Connecticut Fund     Class A shares         $552            $715            $893            $1,406
                     Class B shares*        $157            $486            $839            $1,632
--------------------------------------------------------------------------------------------------------
Michigan Fund        Class A shares         $554            $721            $903            $1,429
                     Class B shares*        $159            $493            $850            $1,655
--------------------------------------------------------------------------------------------------------
Minnesota Fund       Class A shares         $552            $715            $893            $1,406
                     Class B shares*        $157            $486            $839            $1,632
--------------------------------------------------------------------------------------------------------
New Jersey Fund      Class A shares         $557            $730            $919            $1,463
                     Class B shares*        $162            $502            $866            $1,688
--------------------------------------------------------------------------------------------------------
Pennsylvania Fund    Class A shares         $558            $733            $924            $1,474
                     Class B shares*        $163            $505            $871            $1,699

* Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets, which for purposes of this policy includes any borrowings for investment purposes, during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days notice of any material change in a Fund's investment objective.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Fund will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. THE FUNDS MAY NOT BE SUITABLE FOR INVESTORS SUBJECT TO THE AMT.

Although each Fund may invest in securities of any maturity, it is expected that a Fund will normally acquire securities with maturities of ten years or more at the time of investment. Many obligations permit the issuer at its option to "call," or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of a Fund's holdings may vary depending on market conditions. The Fund may invest in securities with shorter maturities.

Under normal conditions, each Fund invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Fund may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A-. S&P currently rates Guam general obligations B. Obligations issued by the U.S. Virgin Islands are not currently rated.

Each Fund may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Fund more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Fund may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Each Fund may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Fund may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Fund may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Fund accrues income on these investments and is required to distribute that income each year. Each Fund may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Fund may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Fund may be more dependent on the portfolio manager's analysis than if this were not the case.

Each Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Fund will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Fund may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. Each Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Fund's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $90 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Fund. Under its investment advisory agreement with each Fund, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.


                                                        Annual          Daily
Category    Daily Net Assets                           Asset Rate    Income Rate
--------------------------------------------------------------------------------
   1        up to $20 million                           0.100%         1.00%
   2        $20 million but less than $40 million       0.200%         2.00%
   3        $40 million but less than $500 million      0.300%         3.00%
   4        $500 million but less than $1 billion       0.275%         2.75%
   5        $1 billion but less than $1.5 billion       0.250%         2.50%
   6        $1.5 billion but less than $2 billion       0.225%         2.25%
   7        $2 billion but less than $3 billion         0.200%         2.00%
   8        $3 billion and over                         0.175%         1.75%


Prior to September 20, 2004, each Fund invested its assets in a separate open-end investment company advised by BMR that had the same objective and policies of the Fund. Each Portfolio paid the same advisory fee as the Fund. For the fiscal year ended July 31, 2004, each Portfolio paid the advisory fees stated below.

                        Net Assets on      Advisory Fee as a Percentage
Portfolio               July 31, 2004      of Average Daily Net Assets
-----------------------------------------------------------------------
Arizona                  $ 65,679,908                0.33%
Colorado                 $ 30,338,745                0.22%
Connecticut              $132,928,213                0.39%
Michigan                 $ 65,722,275                0.33%
Minnesota                $ 44,666,924                0.27%
New Jersey               $241,017,214                0.43%
Pennsylvania             $208,979,821                0.44%

William H. Ahern is the  portfolio  manager of the COLORADO  FUND (since June 1,
1997), the CONNECTICUT FUND (since November 24, 1997) and the MICHIGAN FUND (since January 17, 2000). Craig Brandon is the portfolio manager of the ARIZONA FUND (since September 13, 2004) and the MINNESOTA FUND (since September 13,
2004). Cynthia J. Clemson is the portfolio manager of the PENNSYLVANIA FUND (since January 17, 2000). Robert B. MacIntosh is the portfolio manager of the NEW JERSEY FUND (since it commenced operations). Each portfolio manager also manages other Eaton Vance portfolios, and Mr. Ahern, Ms. Clemson and Mr. MacIntosh have managed Eaton Vance portfolios for more than five years, and are Vice Presidents of Eaton Vance and BMR. Mr. Brandon was appointed portfolio manager in 2004 and has been a municipal credit analyst at Eaton Vance for more than five years. He has been a Vice President of Eaton Vance and BMR since November, 2001.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. Each Fund is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a PRO RATA interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Prior to September 20, 2004, each Fund invested its assets in another open-end investment company (a "Portfolio"). Each Fund's investment policies include a fundamental investment provision allowing the Fund to invest its assets in one or more open-end investment companies having substantially the same investment objective, policies and restrictions as the Fund. Any such company or companies would be advised by the Fund's investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. Each Fund may initiate investments in one or more investment companies at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees of the Funds have adopted procedures for valuing Fund investments and have delegated to the investment adviser the daily valuation of the Funds. Municipal obligations owned by the Funds are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of Fund investments.

PURCHASING SHARES

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

While funds that primarily invest in foreign securities are frequently the target of market timers, any fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage").

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likley to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. No Eaton Vance fund has any arrangement to permit market timing.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

CHOOSING A SHARE CLASS. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  .  how long you expect to own your shares;
  .  how much you intend to invest;
  . the sales charge and total operating expenses associated with owning each class; and
  . whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     CLASS A SHARES are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B shares because Class A has lower annual expenses than that class.

     CLASS B SHARES are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 0.95% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares after eight years. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

PAYMENTS TO INVESTMENT DEALERS. In connection with sales of Fund shares, an investment dealer may receive commissions and other amounts that are paid from various sources. For instance, your investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance Funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance Funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance Funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

SALES CHARGES

CLASS A FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                     Sales Charge*              Sales Charge*           Dealer Commission
                                    as Percentage of        as Percentage of Net         as Percentage of
Amount of Purchase                  Offering Price             Amount Invested            Offering Price
--------------------------------------------------------------------------------------------------------------
Less than $25,000                       4.75%                      4.99%                      4.50%
$25,000 but less than $100,000          4.50%                      4.71%                      4.25%
$100,000 but less than $250,000         3.75%                      3.90%                      3.50%
$250,000 but less than $500,000         3.00%                      3.09%                      2.75%
$500,000 but less than $1,000,000       2.00%                      2.04%                      2.00%
$1,000,000 or more                      0.00**                     0.00**                     1.00%

  * Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
 ** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers this 1.00% commission monthly in arrears. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

REDUCING OR ELIMINATING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership  of shares  included  under the  right of  accumulation  (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase       CDSC
-------------------------------------------------
First or Second                          5%
Third                                    4%
Fourth                                   3%
Fifth                                    2%
Sixth                                    1%
Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B shares is described under "Distribution and Service Fees" below.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

CONVERSION FEATURE.  After eight years, Class B shares automatically  convert to
Class  A  shares.   Class  B  shares  acquired   through  the   reinvestment  of
distributions convert in proportion to shares not so acquired.

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

DISTRIBUTION AND SERVICE FEES. Class B shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares.

Both Classes pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to  $100,000  per  account  (which may  include shares of one or more Eaton Vance funds) per day by calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

..FULL REINVEST      Dividends  and capital  gains are  reinvested  in additional
 OPTION             shares.   THIS OPTION WILL BE ASSIGNED IF YOU DO NOT SPECIFY
                    AN OPTION.

..PARTIAL REINVEST   Dividends are paid in cash and capital gains are  reinvested
 OPTION             in additional shares.

..CASH OPTION        Dividends and capital gains are paid in cash.

..EXCHANGE OPTION    Dividends  and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

INFORMATION ABOUT THE FUNDS. From time to time, you may be mailed the following:

  .  Annual  and  Semiannual   Reports,   containing   portfolio   holdings  and
     performance information, and financial statements.

  . Periodic account statements, showing recent activity and total share balance.
  .  Form 1099 and tax information needed to prepare your income tax returns.
  .  Proxy materials, in the event a shareholder vote is required.

  .  Special notices about significant events affecting your Fund.

For quarters ending after July 31, 2004, shareholders may obtain quarterly portfolio holdings information about each Fund on the Securities and Exchange Commission website (www.sec.gov) or the Eaton Vance website
(www.eatonvance.com). Beginning in December 2004, each Fund also will post monthly portfolio holdings information on the Eaton Vance website within ten business days of month-end. The information will relate to the month prior to the most recent month-end. The information will remain posted until the end of the next Fund fiscal quarter.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.

ARIZONA. Based upon the advice of special tax counsel, the management of the Arizona Fund believes that assuming that the Fund qualifies as a regulated investment company for federal income taxes under Subchapter M of the Internal Revenue Code (the "Code") and that amounts so designated by the Fund to its shareholders qualify as "exempt-interest dividends" under Section 852(b)(5) of the Code, under Arizona law, dividends paid by the Fund will be exempt from Arizona income tax imposed on individuals, corporations and estates and trusts that are subject to Arizona taxation to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on Arizona obligations. In addition, dividends paid by the Fund will be exempt from Arizona income tax imposed on such persons, though included in gross income for federal income tax purposes, to the extent such dividends are derived from interest payments on direct obligations of the United States. Other distributions from the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from Arizona income tax. Interest or indebtedness and other related expenses which are incurred or continued by a shareholder to purchase or carry shares of the Fund generally will not be deductible for Arizona income tax purposes.

COLORADO. In the opinion of special tax counsel to the Colorado Fund, provided that the Fund qualifies as a regulated investment company under the Code, individuals, trusts, estates, and corporations who are holders of the Fund and who are subject to the Colorado income tax will not be subject to Colorado tax on Fund dividends to the extent that: (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest received by the Fund on obligations of Colorado or any of its political subdivisions issued on or after May 1, 1980 or (b) such dividends are attributable to interest on obligations of the United States or its possessions to the extent included in federal taxable income. To the extent that Fund distributions are attributable to sources not described in the preceding sentence, such as long or short-term capital gains, such distributions will not be exempt from Colorado state income tax. There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.

CONNECTICUT.  In the  opinion of special tax  counsel to the  Connecticut  Fund, shareholders of the Connecticut Fund will not be subject to the Connecticut personal income tax, which is imposed on the Connecticut taxable income of individuals, trusts, and, estates, in the case of distributions received from the Connecticut Fund to the extent that such distributions qualify as exempt-interest dividends for federal income tax purposes and are derived from interest on obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Obligations"), or on obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of Puerto Rico, the U.S. Virgin Islands or Guam.

Other distributions from the Connecticut Fund, including dividends attributable to interest on obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from the Connecticut personal income tax, except that, in the case of shareholders holding shares of the Connecticut Fund as capital assets, distributions qualifying as capital gain dividends for federal income tax purposes will not be subject to such tax to the extent they are derived from Connecticut Obligations. Distributions from the Connecticut Fund that constitute items of tax preference for purposes of the federal alternative minimum tax will not be subject to the net Connecticut minimum tax, which is applicable to taxpayers subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax, to the extent such distributions qualify as exempt-interest dividends derived from Connecticut Obligations or from obligations the interest on which Connecticut is prohibited from taxing by federal law, but other such distributions from the Connecticut Fund could cause or increase liability for the net Connecticut minimum tax.

Distributions from investment income and capital gains, including exempt-interest dividends derived from interest that is exempt from federal income tax, will be subject to the Connecticut Corporation Business Tax if received by a corporation or other entity subject to such tax, but a portion of such distributions not qualifying as exempt-interest dividends or capital gain dividends for federal income tax purposes might qualify for the dividends-received deduction provided under that Connecticut tax.

MICHIGAN. The Michigan Fund has received an opinion from special tax counsel to the Michigan Fund, to the effect that shareholders of the Michigan Fund who are subject to the Michigan state income tax, municipal income tax or single business tax will not be subject to such taxes on their Michigan Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations held by the Michigan Fund which is exempt from regular federal income tax and is exempt from Michigan State and city income taxes and Michigan single business tax ("Michigan tax-exempt obligations"). Other distributions with respect to shares of the Michigan Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities.

MINNESOTA. Based on the advice of special tax counsel to the Minnesota Fund, provided that the Fund qualifies as a "regulated investment company" under the Code, exempt-interest dividends paid by the Fund and derived from interest income on tax-exempt obligations of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities ("Minnesota Sources"), will be exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts, provided that the portion of all exempt-interest dividends paid by the Fund that are derived from Minnesota Sources represent at least 95% or more of the exempt-interest dividends paid by the Fund in a taxable year. If this 95% test is met, exempt-interest dividends, if any, derived from interest on certain obligations issued by U.S. territories and possessions will also be exempt from the regular Minnesota personal income tax. Other dividends paid by the Fund, including exempt-interest dividends paid from sources other than Minnesota Sources, and distributions derived from net short-term and long-term capital gains, are not exempt from the regular Minnesota personal income tax imposed on individuals, estates, and trusts.

Minnesota imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on the taxpayer's federal alternative minimum taxable income. To the extent that exempt-interest dividends are included in federal alternative minimum taxable income, they will also be included in Minnesota alternative minimum taxable income.

All distributions from the Fund, including exempt-interest dividends derived from Minnesota Sources will be includable in taxable income for purposes of determining the Minnesota franchise tax imposed on corporations.

Interest on indebtedness which is incurred or continued by an individual, a trust or an estate to purchase or carry shares of the Fund generally will not be deductible for regular Minnesota personal income tax purposes.

NEW JERSEY. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund" under the provisions of the New Jersey Gross Income Tax Act (N.J.S.A. Sections 54A: 5-1 et seq.), as amended and any regulations promulgated thereunder. The Fund has obtained an opinion of special tax counsel to the New Jersey Fund that, provided the New Jersey Fund limits its investments to those described in this prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

PENNSYLVANIA. Interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and
(ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions made by the Pennsylvania Fund, provided such distributions are derived from interest on Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Fund consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Fund reports to its investors the percentage of Exempt Obligations held by the Pennsylvania Fund for the year. The Pennsylvania Fund will report such percentage to its investors.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                         ARIZONA FUND
                             ------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------------------------------------
                                     2004                 2003              2002(2)              2001                2000
                             ------------------------------------------------------------------------------------------------------
                              CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.550    $10.620    $ 9.730   $10.830   $ 9.680   $10.770   $ 9.480   $10.540   $ 9.850    $10.950
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
Income (loss) from
 operations
Net investment income(1)     $ 0.493    $ 0.470    $ 0.482   $ 0.456   $ 0.485   $ 0.461   $ 0.529   $ 0.494   $ 0.495    $ 0.476
Net realized and
 unrealized gain (loss)        0.088      0.096     (0.182)   (0.211)    0.045     0.054     0.163     0.203    (0.363)    (0.409)
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
Total income from
 operations                  $ 0.581    $ 0.566    $ 0.300   $ 0.245   $ 0.530   $ 0.515   $ 0.692   $ 0.697   $ 0.132    $ 0.067
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
Less distributions
From net investment income   $(0.481)   $(0.456)   $(0.480)  $(0.455)  $(0.480)  $(0.455)  $(0.492)  $(0.467)  $(0.502)   $(0.477)
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
Total distributions          $(0.481)   $(0.456)   $(0.480)  $(0.455)  $(0.480)  $(0.455)  $(0.492)  $(0.467)  $(0.502)   $(0.477)
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
Net asset value -
 End of year                 $ 9.650    $10.730    $ 9.550   $10.620   $ 9.730   $10.830   $ 9.680   $10.770   $ 9.480    $10.540
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
Total return(3)                 6.15%      5.38%      3.06%     2.22%     5.67%     4.92%     7.46%     6.73%     1.56%      0.81%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $47,945    $19,471    $ 9,174   $59,399   $ 7,342   $63,117   $ 5,413   $66,376   $ 5,064    $68,378
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.78%      1.53%      0.76%     1.51%     0.78%     1.53%     0.84%     1.59%     0.89%      1.63%
  Expenses after custodian
   fee reduction(4)             0.77%      1.52%      0.75%     1.50%     0.78%     1.53%     0.82%     1.57%     0.88%      1.62%
  Net investment income         5.10%      4.33%      4.90%     4.17%     5.05%     4.32%     5.50%     4.62%     5.30%      4.58%
Portfolio Turnover of the
 Portfolio(6)                     10%        10%         6%        6%       27%       27%       26%       26%       25%        25%

                                                                                                       (See footnotes on last page.)

                                                                      COLORADO FUND
                        ------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED JULY 31,
                        ------------------------------------------------------------------------------------------------------------
                               2004(1)              2003(1)               2002(1)(2)              2001                 2000
                        ------------------------------------------------------------------------------------------------------------
                         CLASS A    CLASS B   CLASS A   CLASS B     CLASS A     CLASS B    CLASS A   CLASS B    CLASS A    CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year      $ 9.440    $10.280    $ 9.680   $10.540    $ 9.680      $10.540    $ 9.160   $ 9.970    $ 9.570    $10.410
                        -------    -------    -------   -------    -------      -------    -------   -------    -------    -------
Income (loss) from
 operations
Net investment income   $ 0.460    $ 0.421    $ 0.464   $ 0.427    $ 0.481      $ 0.447    $ 0.479   $ 0.444    $ 0.495    $ 0.468
Net realized and
 unrealized gain (loss)   0.132      0.143     (0.228)   (0.244)    (0.001)(5)    0.001      0.535     0.588     (0.402)    (0.440)
                        -------    -------    -------   -------    -------      -------    -------   -------    -------    -------
Total income from
 operations             $0.592     $0.564     $ 0.236   $ 0.183    $ 0.480      $ 0.448    $ 1.014   $ 1.032    $ 0.093    $ 0.028
                        -------    -------    -------   -------    -------      -------    -------   -------    -------    -------
Less distributions
From net investment
 income                 $(0.462)   $(0.424)   $(0.476)  $(0.443)   $(0.480)     $(0.448)   $(0.494)  $(0.462)   $(0.503)   $(0.468)
                        -------    -------    -------   -------    -------      -------    -------   -------    -------    -------
Total distributions     $(0.462)   $(0.424)   $(0.476)  $(0.443)   $(0.480)     $(0.448)   $(0.494)  $(0.462)   $(0.503)   $(0.468)
                        -------    -------    -------   -------    -------      -------    -------   -------    -------    -------
Net asset value -
 End of year            $ 9.570    $10.420    $ 9.440   $10.280    $ 9.680      $10.540    $ 9.680   $10.540    $ 9.160    $ 9.970
                        -------    -------    -------   -------    -------      -------    -------   -------    -------    -------
Total return(3)            6.33%      5.53%      2.42%     1.70%      5.13%        4.37%     11.35%    10.58%      1.18%      0.45%

Ratios/Supplemental Data
Net assets, end of
 year (000's omitted)   $19,700    $10,579    $ 8,709   $28,242    $ 6,379      $30,116    $ 2,726   $27,730    $ 2,026    $28,446
Ratios (As a
 percentage of average
 daily net assets):
  Expenses(4)              0.75%      1.50%      0.73%     1.48%      0.80%        1.55%      0.86%     1.62%      0.78%      1.52%
  Expenses after
   custodian fee
   reduction(4)            0.75%      1.50%      0.71%     1.46%      0.78%        1.53%      0.82%     1.58%      0.75%      1.49%
  Net investment income    4.78%      4.00%      4.78%     4.04%      5.01%        4.28%      5.06%     4.33%      5.48%      4.75%
Portfolio Turnover of
 the Portfolio(6)             6%         6%        21%       21%        18%          18%        18%       18%        14%        14%

                                                                                                       (See footnotes on last page.)

                                                                          CONNECTICUT FUND
                            --------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JULY 31,
                            --------------------------------------------------------------------------------------------------------
                                  2004(1)               2003(1)            2002(1)(2)             2001(1)              2000
                            --------------------------------------------------------------------------------------------------------
                            CLASS A    CLASS B    CLASS A    CLASS B   CLASS A    CLASS B   CLASS A    CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year          $10.540    $10.490    $10.750   $ 10.700   $10.750   $ 10.700   $10.140   $ 10.090   $10.460   $ 10.400
                            -------    -------    -------   --------   -------   --------   -------   --------   -------   --------
Income (loss) from
 operations
Net investment income       $ 0.488    $ 0.404    $ 0.494   $  0.411   $ 0.508   $  0.429   $ 0.518   $  0.440   $ 0.521   $  0.439
Net realized and unrealized
  gain (loss)                 0.070      0.071     (0.195)    (0.194)    0.007      0.004     0.601      0.598    (0.323)    (0.321)
                            -------    -------    -------   --------   -------   --------   -------   --------   -------   --------
Total income from
 operations                 $ 0.558    $ 0.475    $ 0.299   $  0.217   $ 0.515   $  0.433   $ 1.119   $  1.038   $ 0.198   $  0.118
                            -------    -------    -------   --------   -------   --------   -------   --------   -------   --------

Less distributions
From net investment income  $(0.488)   $(0.405)   $(0.509)  $ (0.427)  $(0.515)  $ (0.433)  $(0.509)  $ (0.428)  $(0.518)  $ (0.428)
                            -------    -------    -------   --------   -------   --------   -------   --------   -------   --------
Total distributions         $(0.488)   $(0.405)   $(0.509)  $ (0.427)  $(0.515)  $ (0.433)  $(0.509)  $ (0.428)  $(0.518)  $ (0.428)
                            -------    -------    -------   --------   -------   --------   -------   --------   -------   --------
Net asset value -
 End of year                $10.610    $10.560    $10.540   $ 10.490   $10.750   $ 10.700   $10.750   $ 10.700   $10.140   $ 10.090
                            -------    -------    -------   --------   -------   --------   -------   --------   -------   --------
Total return(3)                5.34%      4.55%      2.76%      1.99%     4.92%      4.13%    11.30%     10.48%     2.09%      1.31%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)            $96,559    $36,518    $25,210   $122,822   $22,436   $128,349   $12,752   $126,304   $ 8,851   $123,978
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                  0.79%      1.54%      0.77%      1.52%     0.82%      1.57%     0.86%      1.60%     0.82%      1.60%
  Expenses after custodian
   fee reduction(4)            0.79%      1.54%      0.77%      1.52%     0.80%      1.55%     0.83%      1.57%     0.80%      1.58%
  Net investment income        4.58%      3.77%      4.55%      3.82%     4.76%      4.03%     4.95%      4.24%     5.23%      4.46%
Portfolio Turnover of the
 Portfolio(6)                    15%        15%        19%        19%       22%        22%       14%        14%       20%        20%

                                                                                                       (See footnotes on last page.)

                                                                           MICHIGAN FUND
                                ----------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------------------------------------
                                        2004                 2003              2002(2)              2001                2000
                                ----------------------------------------------------------------------------------------------------
                                 CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning
 of year                        $ 9.400    $10.500    $ 9.590   $10.710   $ 9.570   $10.690   $ 9.040   $10.090   $ 9.430   $10.520
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Income (loss) from operations
Net investment income(1)        $ 0.456    $ 0.445    $ 0.476   $ 0.453   $ 0.486   $ 0.461   $ 0.479   $ 0.457   $ 0.480   $ 0.459
Net realized and unrealized
  gain (loss)                     0.086      0.071     (0.190)   (0.213)    0.010     0.009     0.526     0.592    (0.356)   (0.401)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Total income from operations    $ 0.542    $ 0.516    $ 0.286   $ 0.240   $ 0.496   $ 0.470   $ 1.005   $ 1.049   $ 0.124   $ 0.058
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------

Less distributions
From net investment income      $(0.462)   $(0.436)   $(0.476)  $(0.450)  $(0.476)  $(0.450)  $(0.475)  $(0.449)  $(0.471)  $(0.445)
From net realized gain               --         --         --        --        --        --        --        --    (0.043)   (0.043)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Total distributions             $(0.462)   $(0.436)   $(0.476)  $(0.450)  $(0.476)  $(0.450)  $(0.475)  $(0.449)  $(0.514)  $(0.488)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Net asset value - End of year   $ 9.480    $10.580    $ 9.400   $10.500   $ 9.590   $10.710   $ 9.570   $10.690   $ 9.040   $10.090
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Total return(3)                    5.83%      4.96%      2.96%     2.19%     5.34%     4.50%    11.37%    10.59%     1.55%     0.75%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)                $54,332    $11,146    $ 4,079   $66,608   $ 3,308   $73,107   $ 2,838   $77,957   $ 2,701   $82,580
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                     0.81%      1.56%      0.79%     1.54%     0.80%     1.55%     0.86%     1.60%     0.81%     1.60%
  Expenses after custodian
   fee reduction(4)               0.80%      1.55%      0.78%     1.53%     0.80%     1.55%     0.85%     1.59%     0.81%     1.60%
  Net investment income           4.81%      4.14%      4.92%     4.20%     5.11%     4.34%     5.12%     4.38%     5.40%     4.61%
Portfolio Turnover of the
 Portfolio(6)                       16%        16%        12%       12%        7%        7%        8%        8%       30%       30%

                                                                                                       (See footnotes on last page.)

                                                                           MINNESOTA FUND
                                ----------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------------------------------------
                                       2004(1)             2003(1)            2002(1)(2)            2001                2000
                                ----------------------------------------------------------------------------------------------------
                                 CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning
 of year                        $ 9.090    $ 9.790    $ 9.310   $10.030   $ 9.410   $10.130   $ 9.070   $ 9.770   $ 9.460   $10.170
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Income (loss) from operations
Net investment income           $ 0.432    $ 0.390    $ 0.449   $ 0.411   $ 0.504   $ 0.470   $ 0.488   $ 0.451   $ 0.491   $ 0.453
Net realized and unrealized
 gain (loss)                      0.029      0.029     (0.185)   (0.204)   (0.118)   (0.121)    0.336     0.352    (0.395)   (0.418)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Total income from operations    $ 0.461    $ 0.419    $ 0.264   $ 0.207   $ 0.386   $ 0.349   $ 0.824   $ 0.803   $ 0.096   $ 0.035
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Less distributions

From net investment income      $(0.441)   $(0.399)   $(0.484)  $(0.447)  $(0.486)  $(0.449)  $(0.484)  $(0.443)  $(0.486)  $(0.435)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Total distributions             $(0.441)   $(0.399)   $(0.484)  $(0.447)  $(0.486)  $(0.449)  $(0.484)  $(0.443)  $(0.486)  $(0.435)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Net asset value - End of year   $ 9.110    $ 9.810    $ 9.090   $ 9.790   $ 9.310   $10.030   $ 9.410   $10.130   $ 9.070   $ 9.770
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
Total return(3)                    5.12%      4.33%      2.86%     2.07%     4.22%     3.52%     9.29%     8.36%     1.21%     0.52%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)                $29,369    $15,212    $ 8,956   $41,279   $ 7,370   $44,110   $ 5,364   $43,819   $ 5,079   $43,660
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                      0.79%      1.54%      0.78%     1.53%     0.77%     1.52%     0.87%     1.62%     0.79%     1.55%
  Expenses after custodian fee
   reduction(4)                    0.79%      1.54%      0.76%     1.51%     0.75%     1.50%     0.82%     1.57%     0.77%     1.53%
  Net investment income            4.71%      3.92%      4.83%     4.11%     5.41%     4.68%     5.26%     4.52%     5.48%     4.74%
Portfolio Turnover of the
 Portfolio(6)                        12%        12%        15%       15%       26%       26%       17%       17%       12%       12%

                                                                                                       (See footnotes on last page.)

                                                                     NEW JERSEY FUND
                        -----------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED JULY 31,
                        -----------------------------------------------------------------------------------------------------------
                                  2004                2003                2002(2)              2001                  2000
                        -----------------------------------------------------------------------------------------------------------
                           CLASS A   CLASS B   CLASS A    CLASS B   CLASS A    CLASS B   CLASS A    CLASS B   CLASS A    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year        $ 10.070   $10.510   $10.320   $ 10.780   $10.340   $ 10.790   $ 9.760   $ 10.180   $10.190   $ 10.610
                          --------   -------   -------   --------   -------   --------   -------   --------   -------   --------
Income (loss) from
 operations
Net investment income(1)  $  0.508   $ 0.445   $ 0.527   $  0.470   $ 0.558   $  0.504   $ 0.542   $  0.494   $ 0.543   $  0.489
Net realized and
 unrealized gain (loss)      0.082     0.086    (0.248)    (0.271)   (0.043)    (0.039)    0.572      0.590    (0.430)    (0.443)
                          --------   -------   -------   --------   -------   --------   -------   --------   -------   --------
Total income from
 operations               $  0.590   $ 0.531   $ 0.279   $  0.199   $ 0.515   $  0.465   $ 1.114   $  1.084   $ 0.113   $  0.046
                          --------   -------   -------   --------   -------   --------   -------   --------   -------   --------

Less distributions
From net investment
 income                   $ (0.530)  $(0.471)  $(0.529)  $ (0.469)  $(0.535)  $ (0.475)  $(0.534)  $ (0.474)  $(0.543)  $ (0.476)
                          --------   -------   -------   --------   -------   --------   -------   --------   -------   --------
Total distributions       $ (0.530)  $(0.471)  $(0.529)  $ (0.469)  $(0.535)  $ (0.475)  $(0.534)  $ (0.474)  $(0.543)  $ (0.476)
                          --------   -------   -------   --------   -------   --------   -------   --------   -------   --------
Net asset value -
 End of year              $ 10.130   $10.570   $10.070   $ 10.510   $10.320   $ 10.780   $10.340   $ 10.790   $ 9.760   $ 10.180
                          --------   -------   -------   --------   -------   --------   -------   --------   -------   --------
Total return(3)               5.89%     5.07%     2.67%      1.80%     5.16%      4.43%    11.71%     10.88%     1.34%      0.63%

Ratios/Supplemental Data
Net assets, end of
 year (000's omitted)     $161,964   $78,427   $31,548   $228,575   $27,736   $239,669   $19,212   $238,445   $14,690   $233,230
Ratios (As a percentage
 of average daily net
 assets):
  Expenses(4)                 0.84%     1.59%     0.82%      1.57%     0.83%      1.58%     0.88%      1.63%     0.83%      1.60%
  Expenses after custodian
   fee reduction(4)           0.83%     1.58%     0.82%      1.57%     0.83%      1.58%     0.87%      1.62%     0.83%      1.60%
  Net investment income       4.99%     4.12%     5.07%      4.33%     5.46%      4.72%     5.39%      4.71%     5.64%      4.88%
Portfolio Turnover of
 the Portfolio(6)               15%       15%       15%        15%       26%        26%       20%        20%       26%        26%

                                                                                                       (See footnotes on last page.)

                                                                        PENNSYLVANIA FUND
                            --------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JULY 31,
                            --------------------------------------------------------------------------------------------------------
                                     2004                  2003               2002(2)               2001                 2000
                            --------------------------------------------------------------------------------------------------------
                             CLASS A    CLASS B    CLASS A   CLASS B   CLASS A    CLASS B   CLASS A    CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year          $  9.680    $10.010   $ 9.870   $ 10.210   $ 9.870   $ 10.210   $ 9.480   $  9.800   $ 9.990  $ 10.310
                            --------    -------   -------   --------   -------   --------   -------   --------   -------  --------
Income (loss) from
 operations
Net investment income(1)    $  0.513    $ 0.458   $ 0.525   $  0.469   $ 0.565   $  0.510   $ 0.548   $  0.492   $ 0.534  $  0.477
Net realized and unrealized
 gain (loss)                   0.053      0.049    (0.171)    (0.182)   (0.021)    (0.026)    0.381      0.392    (0.492)   (0.508)
                            --------    -------   -------   --------   -------   --------   -------   --------   -------  --------
Total income (loss) from
 operations                 $  0.566    $ 0.507   $ 0.354   $  0.287   $ 0.544   $  0.484   $ 0.929   $  0.884   $ 0.042  $ (0.031)
                            --------    -------   -------   --------   -------   --------   -------   --------   -------  --------
Less distributions
From net investment income  $ (0.516)   $(0.457)  $(0.544)  $ (0.487)  $(0.544)  $ (0.484)  $(0.539)  $ (0.474)  $(0.552) $ (0.479)
                            --------    -------   -------   --------   -------   --------   -------   --------   -------  --------
Total distributions         $ (0.516)   $(0.457)  $(0.544)  $ (0.487)  $(0.544)  $ (0.484)  $(0.539)  $ (0.474)  $(0.552) $ (0.479)
                            --------    -------   -------   --------   -------   --------   -------   --------   -------  --------
Net asset value -
 End of year                $  9.730    $10.060   $ 9.680   $ 10.010   $ 9.870   $ 10.210   $ 9.870   $ 10.210   $ 9.480  $  9.800
                            --------    -------   -------   --------   -------   --------   -------   --------   -------  --------
Total return(3)                 5.91%      5.10%     3.60%      2.81%     5.66%      4.83%    10.05%      9.21%     0.58     (0.15)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)            $156,465    $51,972   $17,109   $204,087   $14,896   $211,865   $11,411   $218,068   $ 9,302  $227,779
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.85%      1.60%     0.83%      1.58%     0.87%      1.62%     0.89%      1.65%     0.90%     1.66%
  Expenses after custodian
   fee reduction(4)             0.84%      1.59%     0.83%      1.58%     0.85%      1.60%     0.85%      1.61%     0.90%     1.66%
  Net investment income         5.27%      4.48%     5.29%      4.57%     5.74%      5.00%     5.65%      4.90%     5.63%     4.86%
Portfolio Turnover of the
 Portfolio(6)                     14%        14%       23%        23%       15%        15%       15%        15%       18%       18%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) Each Fund, through its investment in its corresponding Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 for each Fund follows. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. Arizona Fund Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by less than $0.001, and increase the ratio of net investment income to average net assets from 5.04% to 5.05%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Colorado Fund Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.99% to 5.01%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Connecticut Fund Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.75% to 4.76%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Michigan Fund Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Minnesota Fund Class A: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%; Class B: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. New Jersey Fund Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Pennsylvania Fund Class A and Class B: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(6)  Prior  to  September   20,  2004  each  Fund   invested  its  assets  in  a
     corresponding Portfolio.

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MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122



The Funds' SEC File No. is 811-4409.                                    C12/1ABP

089-12/04                                        (C) 2004 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          December 1, 2004



                       EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND


                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                                 1-800-262-1122


THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") PROVIDES GENERAL INFORMATION ABOUT THE FUNDS. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST. CAPITALIZED TERMS USED IN THIS SAI AND NOT OTHERWISE DEFINED HAVE THE MEANINGS GIVEN TO THEM IN THE PROSPECTUS. THIS SAI CONTAINS ADDITIONAL INFORMATION ABOUT:


                                 Page                                       Page
Strategies and Risks               2     Purchasing and Redeeming Shares     18
Investment Restrictions            8     Sales Charges                       19
Management and Organization        9     Performance                         21
Investment Advisory and                  Taxes                               23
  Administrative Services         15     Portfolio Securities                25
Other Service Providers           17     Financial Statements                27
Calculation of Net Asset Value    18

          Appendix A: Class A Fees, Performance and Ownership     28
          Appendix B: Class B Fees, Performance and Ownership     32
          Appendix C: State Specific Information                  36
          Appendix D: Ratings                                     44


ALTHOUGH EACH FUND OFFERS ONLY ITS SHARES OF BENEFICIAL INTEREST, IT IS POSSIBLE THAT A FUND (OR CLASS) MIGHT BECOME LIABLE FOR A MISSTATEMENT OR OMISSION IN THIS SAI REGARDING ANOTHER FUND (OR CLASS) BECAUSE THE FUNDS USE THIS COMBINED SAI. THE TRUSTEES OF THE TRUST HAVE CONSIDERED THIS FACTOR IN APPROVING THE USE OF A COMBINED SAI.


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED DECEMBER 1, 2004, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.







(C) 2004 EATON VANCE MANAGEMENT

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

During the fiscal year ended July 31, 2004, each Fund invested all of its assets in a registered open-end management investment company that had the same investment objectives and policies as the Fund (each, a "Portfolio"). On September 17, 2004, each Fund withdrew its pro rata share of the Portfolio's net assets and began investing directly in securities. There were no changes in the Funds' investment objectives or policies as the result of this change in investment structure. Each Fund is expected to pay similar fees and transaction-related expenses as reported herein for its corresponding Portfolio.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

MUNICIPAL OBLIGATIONS. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Fund will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, each Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Fund as a result of any such event, and a Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Fund. Each Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Fund will be affected by such changes.

STATE-SPECIFIC CONCENTRATION. For a discussion of the risks associated with investing in municipal obligations of a particular state's issuers, see "Risks of Concentration" in Appendix C. Each Fund may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam; provided that the Minnesota Fund invests its assets so that at least 95% of the exempt-interest dividends that it pays are derived from Minnesota municipal obligations. Accordingly, a Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Each Fund may also invest to a limited extent in obligations issued by the N. Marianna Territories and American Samoa. Information about some of these conditions and developments is included in Appendix C.

SECTOR CONCENTRATION. Each Fund may invest 25% or more of its total assets in municipal obligations in certain sectors. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds ("IDBs") are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states. These payments are not generally fixed but rather are tied to the volume of the company's U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state.

In addition, with respect to the airline industry, there are a number of major carriers that are experiencing significant operation problems. These problems include, but are not limited to, bankruptcy filings, competition from low cost carriers, labor and union conflicts, increasing costs associated with terrorism, increasing jet fuel prices and decreasing yields per passenger. United Airlines is currently in bankruptcy, and recent court rulings associated with the bankruptcy have held certain special facility "lease-backed" debt issuances to be loans and not leases, significantly impacting the return potential of "lease-backed" airline bonds if the rulings stand.

CREDIT QUALITY. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by a Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund's investment policies. A Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by a Fund is downgraded, causing the Fund to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Fund's credit quality limitations. In the case of a defaulted obligation, a Fund may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Fund.

When a Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund's goals is more dependent on the investment adviser's ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix D.

MUNICIPAL LEASES. Each Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by a Fund may be deemed illiquid for the purpose of the Fund's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance of the equipment, property or facility covered by the lease or contract to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund. In the event a Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and each Fund is required to distribute that income for each taxable year. Thus, a Fund may have to sell other investments to obtain cash needed to make income distributions.

WHEN-ISSUED SECURITIES. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Fund to buy such securities on a settlement date that could be several months or several years in the future. Each Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

Each Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Fund enters into the purchase commitment. When a Fund commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it solely set aside cash to pay for when-issued securities.

REDEMPTION, DEMAND AND PUT FEATURES AND PUT OPTIONS. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Fund may retain the bond if interest rates decline.

LIQUIDITY AND PROTECTIVE PUT OPTIONS. Each Fund may enter into a separate agreement with the seller of the security or some other person granting the Fund the right to put the security to the seller thereof or the other person at an agreed upon price. Each Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Fund or that selling institutions will be willing to permit a Fund to exercise a put to hedge against rising interest rates. A Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

VARIABLE RATE OBLIGATIONS. Each Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. A Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

INVERSE FLOATERS. Each Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond.
Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

Under certain circumstances, a Fund may enter into a so-called shortfall and forebearance agreement with the sponsor of an inverse floater held by the Fund. Such agreements commit a Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, a Fund would not be required to make such a reimbursement. If a Fund chooses not to enter into such an agreement, the inverse floater will be terminated and the Fund may incur a loss. Although entering into such an agreement exposes a Fund to the risk that it may have to make a reimbursement of the type described above, the Fund can receive higher interest payments than it would under a typical inverse floater and would be able to defer recognizing a loss on the inverse floater covered by the shortfall and forebearance agreement.

INTEREST RATE SWAPS AND FORWARD RATE CONTRACTS. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. A Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Each Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. No Fund will enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

ILLIQUID OBLIGATIONS. At times, a substantial portion of a Fund's assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Fund will own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

SECURITIES LENDING. Each Fund may lend up to 30% of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A change in the level of interest rates may affect the value of the securities held by a Fund (or of securities that a Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. Each Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. Each Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Each Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Each Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes.
Each Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO.

ASSET COVERAGE. To the extent required by SEC guidelines, each Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

TEMPORARY INVESTMENTS. Under unusual market conditions, each Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

PORTFOLIO TURNOVER. Each Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). A Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Fund.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

 (1) Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;
 (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;
 (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
 (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);
 (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
 (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The following nonfundamental investment policies have been adopted by each Fund. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders. Each Fund will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

No Fund will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. Each Fund reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of a Fund's investment restrictions, the determination of the "issuer" of a municipal obligation will be made by the Fund's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset. However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a Fund is required to sell securities to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of Fund shareholders.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                                Number of
                                                                                              Portfolios in
                                                                                              Fund Complex
Name and           Position(s) with   Term of Office and   Principal Occupation(s)            Overseen By        Other Directorships
Date of Birth          the Trust      Length of Service    During Past Five Years              Trustee(1)               Held
-------------      ----------------   ------------------   --------------------------------   --------------     -------------------
INTERESTED TRUSTEE

JAMES B. HAWKES     Vice President    Trustee since        Chairman, President and Chief          193            Director of EVC
11/9/41             and Trustee       1985                 Executive Officer of BMR,
                                                           Eaton Vance, EVC and EV.
                                                           Director of EV; Vice President
                                                           and Director of EVD.  Trustee
                                                           and/or officer of 193 registered
                                                           investment companies in the
                                                           Eaton Vance Fund Complex.  Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with
                                                           BMR, Eaton Vance, EVC and EV,
                                                           which are affiliates of the
                                                           Trust.

NONINTERESTED TRUSTEES

SAMUEL L. HAYES, III   Trustee        Since 1986           Jacob H. Schiff Professor of           193            Director of Tiffany
2/23/35                                                    Investment Banking Emeritus,                          & Co. (specialty
                                                           Harvard University Graduate                           retailer) and
                                                           School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunication
                                                                                                                 services company)

WILLIAM H. PARK        Trustee        Since 2003           President and Chief Executive          193            None
9/19/47                                                    Officer, Prizm Capital
                                                           Management, LLC (investment
                                                           management firm) (since 2002).
                                                           Executive Vice President and
                                                           Chief Financial Officer, United
                                                           Asset Management Corporation (a
                                                           holding company owning institutional
                                                           investment management firms) (1982-2001).

                                       9

                                                                                                Number of
                                                                                              Portfolios in
                                                                                              Fund Complex
Name and           Position(s) with   Term of Office and   Principal Occupation(s)            Overseen By        Other Directorships
Date of Birth          the Trust      Length of Service    During Past Five Years              Trustee(1)               Held
-------------      ----------------   ------------------   --------------------------------   --------------     -------------------

RONALD A. PEARLMAN     Trustee        Since 2003           Professor of Law, Georgetown           193            None
7/10/40                                                    University Law Center (since 1999).
                                                           Tax Partner, Covington & Burling,
                                                           Washington, DC (1991-2000).

NORTON H. REAMER       Trustee        Since 1986           President, Chief Executive Officer     193            None
9/21/35                                                    and a Director of Asset Management
                                                           Finance Corp. (a specialty finance
                                                           company serving the investment
                                                           management industry) (since October
                                                           2003).  President, Unicorn Corporation
                                                           (an investment and financial advisory
                                                           services company) (since September
                                                           2000).  Formerly, Chairman, Hellman,
                                                           Jordan Management Co., Inc. (an
                                                           investment management company)
                                                           (2000 - 2003).  Formerly, Advisory
                                                           Director of Berkshire Capital
                                                           Corporation (investment banking firm)
                                                           (2002 - 2003).  Formerly, Chairman
                                                           of the Board, United Asset Management
                                                           Corporation (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds)
                                                           (1980-2000).

LYNN A. STOUT          Trustee        Since 1998           Professor of Law, University of        193            None
9/14/57                                                    California at Los Angeles School of
                                                           Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

(1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name and                Position(s) with              Term of Office and
Date of Birth              the Trust                  Length of Service         Principal Occupation(s) During Past Five Years
-------------           ----------------              ------------------        ----------------------------------------------
THOMAS J. FETTER        President                       Since 1993              Vice President of Eaton Vance and BMR.  Officer of
8/20/43                                                                         123 registered investment companies managed by
                                                                                Eaton Vance or BMR.

WILLIAM H. AHERN, JR.   Vice President                  Since 2004*             Vice President of Eaton Vance and BMR.  Officer of
7/28/59                                                                         77 registered investment companies managed by
                                                                                Eaton Vance or BMR.

CRAIG R. BRANDON        Vice President                  Since 2004              Vice President of Eaton Vance and BMR.  Officer of
12/21/66                                                                        44 registered investment companies managed by
                                                                                Eaton Vance or BMR.

CYNTHIA J. CLEMSON      Vice President                  Since 2004*             Vice President of Eaton Vance and BMR.  Officer of
3/2/63                                                                          84 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ROBERT B. MACINTOSH     Vice President                  Since 1993              Vice President of Eaton Vance and BMR.  Officer of
1/22/57                                                                         123 registered investment companies managed by
                                                                                Eaton Vance or BMR.

THOMAS M. METZOLD       Vice President                  Since 2004              Vice President of Eaton Vance and BMR.  Officer of
8/3/58                                                                          47 registered investment companies managed by
                                                                                Eaton Vance or BMR.

PAUL M. O'NEIL          Chief Compliance Officer        Since 2004              Vice President of BMR and Eaton Vance.  Officer of
7/11/53                                                                         193 registered investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer                       Since 1989              Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 114 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                       Since 1997              Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC.  Officer of 193
                                                                                registered investment companies managed by
                                                                                Eaton Vance or BMR.

*Prior to 2004, Mr. Ahern served as Vice President of the Colorado and Connecticut Portfolios since 1997, and of the Michigan Portfolio since 2000, and Ms. Clemson served as Vice President of the Pennsylvania Portfolio since 2000.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The Contract Review Subcommittee of the Special Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust is comprised of the noninterested Trustees. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. During the fiscal year ended July 31, 2004, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's purposes are to (i) oversee each Fund's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund's compliance with legal and regulatory requirements that relate to each Fund's accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended July 31, 2004, the Audit Committee convened five times.

Messrs. Hayes (Chair), Park, Pearlman, Reamer and Ms. Stout are currently members of the Special Committee of the Board of Trustees of the Trust. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee to perform certain functions, including to request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940
Act. On August 16, 2004, the Special Committee adopted a revised Special Committee Charter which eliminated the Contract Review Subcommittee, because it was determined that its function could be carried out by the full Special Committee. The members of the Contract Review Subcommittee were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended July 31, 2004, the Special Committee convened five times.

In considering the approval of the investment advisory agreement(s) between the Funds and the investment adviser, the Contract Review Subcommittee considered, among other things, the following:

  . An independent report comparing Fund advisory fees with those of comparable funds (in the case of a renewal);
  . An independent report comparing Fund expense ratios to those of comparable funds;

  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
  . Sales and redemption data in respect of the Fund (in the case of a renewal);
  . The economic outlook and the general investment outlook in the relevant investment markets;
  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;
  .  Arrangements regarding the distribution of Fund shares;
  .  The procedures used to determine the fair value of each Fund's assets;

  . Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
  . The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
  . The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
  . The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Contract Review Subcommittee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Contract Review Subcommittee considered the investment adviser's management capabilities with respect to the type(s) of investments held by each Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement(s). Specifically, the Contract Review Subcommittee considered the investment adviser's 25-person municipal bond team, which includes five portfolio managers and nine credit specialists who provide services to each Fund. The Contract Review Subcommittee noted the investment adviser's extensive in-house research capabilities and experience managing municipal bond funds. The Contract Review Subcommittee evaluated the level of skill required to manage each Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Fund.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Funds, including the profit margin of the investment adviser in comparison with available industry data. The Contract Review Subcommittee considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Funds. In addition, the Contract Review Subcommittee considered the fiduciary duty assumed by the investment adviser in connection with the service rendered to each Fund and the business reputation of the investment adviser, its financial resources and its professional liability insurance coverage.

The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the approval of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.

                                        Dollar Range of Equity Securities Owned by
                                        ------------------------------------------

                        James B.     Samuel L.    William H.    Ronald A.      Norton H.    Lynn A.
Fund Name               Hawkes(1)    Hayes(2)     Park(2)       Pearlman(2)    Reamer(2)    Stout(2)
---------               ---------    ---------    ----------    -----------    ---------    --------
Arizona Fund              None         None         None           None          None         None
Colorado Fund             None         None         None           None          None         None
Connecticut Fund          None         None         None           None          None         None
Michigan Fund             None         None         None           None          None         None
Minnesota Fund            None         None         None           None          None         None
New Jersey Fund           None         None         None           None          None         None
Pennsylvania Fund         None         None         None           None          None         None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by
Trustees in the Eaton
Vance Family of Funds    over          over         over           over           over       $50,001 -
                       $100,000      $100,000     $100,000       $100,000       $100,000     $100,000

(1) Interested Trustees
(2) Noninterested Trustees

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:

  1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

  2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

  3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of each Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Fund's assets, liabilities, and net income per share, and will not obligate a Fund to retain the services of any Trustee or obligate a Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Funds (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). During the fiscal year ended July 31, 2004, the Trustees of the Trust earned the following compensation in their capacity as Trustees from the Trust. Prior to September 20, 2004 each Fund invested all of its assets in a corresponding Portfolio. During the fiscal year ended July 31, 2004, the Trustees of the Portfolios earned the following compensation in their capacity as Portfolio Trustees. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                         Jessica M.      Samuel L.   William H.       Ronald A.    Norton H.    Lynn A.
Source of Compensation   Bibliowicz(8)     Hayes      Park(4)         Pearlman      Reamer      Stout(5)
----------------------   -------------   ---------   ----------       ---------    ---------    --------
      Trust(2)             $  6,779      $  9,259     $ 8,481          $ 8,935     $  8,755    $  9,567
  Arizona Portfolio             587         1,296       1,134            1,056        1,225       1,068
  Colorado Portfolio            210           288         264              278          272         297
Connecticut Portfolio           925         1,721       1,523            1,466        1,626       1,506
  Michigan Portfolio            587         1,296       1,134            1,056        1,225       1,068
 Minnesota Portfolio            564           981         862              813          927         781
 New Jersey Portfolio         1,663         2,685       2,406            2,396        2,538       2,509
Pennsylvania Portfolio        1,427         2,447       2,189            2,167        2,314       2,257
Trust and Fund Complex      160,000       183,750      98,333(3)(6)     85,000(3)   170,833     167,500(7)

(1) As of December 1, 2004, the Eaton Vance fund complex consists of 193 registered investment companies or series thereof.
(2)  The Trust consisted of 28 Funds as of July 31, 2004.
(3)  Messrs. Park and Pearlman were elected as Trustees in 2003.
(4) Includes deferred compensation as follows: Arizona - $1,134; Colorado - $264; Connecticut - $1,523; Michigan - $1,134; Minnesota - $862; New Jersey
     - $2,406; and Pennsylvania - $2,189.
(5) Includes deferred compensation as follows: Arizona - $390; Colorado - $108; Connecticut - $532; Michigan - $390; Minnesota - $274; New Jersey - $907; and Pennsylvania - $820.
(6)  Includes $60,920 of deferred compensation.
(7)  Includes $23,250 of deferred compensation.
(8)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.

ORGANIZATION. Each Fund is a series of the Trust, which was organized under Massachusetts law on September 30, 1985 and is operated as an open-end management investment company. Prior to September 20, 2004, each Fund invested all of its assets in a corresponding Portfolio.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

PROXY VOTING POLICY. The Board of Trustees of the Trust have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of each Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Special Committee. Information on how each Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Trust's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund pays the investment adviser, see the prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended July 31, 2004.

                                       Advisory Fee Paid for Fiscal Years Ended
                                       ----------------------------------------
 Portfolio    Net Assets at 7/31/04     7/31/04        7/31/03         7/31/02
 ---------    ---------------------     -------        -------         -------
Arizona          $ 65,679,908        $  226,487     $  241,360      $  234,925
Colorado           30,338,745            74,126         85,107          63,270
Connecticut       132,928,213           564,755        612,758         582,308
Michigan           65,722,275           230,444        260,747         280,736
Minnesota          44,666,924           131,783        146,699         141,692
New Jersey        241,017,214         1,118,328      1,191,871       1,172,458
Pennsylvania      208,979,821           957,234      1,005,221       1,038,154

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended July 31, 2004, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each
Fund:

Arizona  Colorado  Connecticut  Michigan   Minnesota  New Jersey   Pennsylvania
-------  --------  -----------  --------   ---------  ----------   ------------
$2,429    $1,369     $6,222      $3,648     $2,459     $10,434       $12,195

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are

Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and each Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

EXPENSES. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund. IBT has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Fund is computed by IBT (as agent and custodian for each Fund) by subtracting the liabilities of the Fund from the value of its total assets. Each Fund will be closed for business and will not price their respective shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in THE WALL STREET JOURNAL applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares. Distribution fees paid by the Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of the Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Class B Plan by authorizing quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.20% of the average daily net assets for any fiscal year which is based on the value of Class B shares sold by such persons. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

PERFORMANCE CALCULATIONS. Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state and local (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

DISCLOSURE OF PORTFOLIO HOLDINGS AND RELATED INFORMATION. In accordance with rules established by the SEC, the Funds send semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Funds' complete portfolio holdings as reported in annual and semi-annual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http:// www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). The Funds' portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance's website and are available upon request at no additional cost by contacting Eaton Vance at 1-800-225-6265. Beginning in December 2004, each Fund also will post monthly portfolio holdings information on the Eaton Vance website within ten business days of month-end. The information will relate to the month prior to the most recent month-end. The information will remain posted until the end of the next Fund fiscal quarter.

In addition to the disclosure of complete portfolio holdings, the Funds have adopted policies with respect to the disclosure of other information concerning the characteristics of a Fund's portfolio. Each Fund discloses its top ten holdings as of the end of each calendar quarter within 30 days after such quarter-end on Eaton Vance's website, www.eatonvance.com. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265. Information concerning performance attributes, total assets, industries, sectors, country weights, region weights, duration and other characteristics may be made available upon request to existing and prospective shareholders and financial intermediaries as of the end of each calendar month within 15 days after month-end. Information concerning performance attribution may be disclosed in narrative or quantitative form as of the end of each calendar quarter within 30 days after quarter-end.

The portfolio holdings of the Funds and other information concerning Fund portfolio characteristics may be considered material, non-public information. In an effort to prevent the misuse of such information, the Funds have adopted a general policy not to selectively disclose to any person the portfolio holdings and related information of the Funds. The Funds' policy of preventing selective disclosure of portfolio holdings does not apply to: 1) persons who owe a fiduciary or other duty of trust or confidence to the Funds (such as the Funds' legal counsel and independent registered public accounting firm); 2) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as the arrangements described in the following paragraph); or 3) entities whose primary business is the issuance of credit ratings, provided that the portfolio holdings information is disclosed solely for the purpose of developing a credit rating and the rating so issued is publicly available.

Disclosure of non-public portfolio holdings and information concerning other portfolio characteristics of a Fund, as described in clause 2) above, must be authorized by the Funds' Chief Compliance Officer. Any arrangement under which a party receives more frequent than standard disclosure of portfolio holdings or other portfolio information because there is a legitimate business purpose and the party has entered into a non-disclosure agreement will be reported to the Board of Trustees at the next occurring meeting. The Board of Trustees monitors these policies and any arrangements established thereunder to ensure that they are appropriate and consistent with shareholders' best interests.

The Funds, their investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Funds' portfolio holdings.

The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning the Funds to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading in shares of the Funds and/or portfolio securities held by the Funds. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of "market timing" models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended July 31, 2004.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC for federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Fund's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for a Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Fund's taking certain positions in connection with ownership of such distressed securities.

Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income for federal income tax purposes under
Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. It is not expected a significant portion of Fund distributions would be derived from qualified dividend income.

Tax-exempt distributions received from a Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Fund and the value of the securities held by it may be affected.

In the course of managing its investments, a Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Fund.

A Fund's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

See Appendix C for state tax information for certain states.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Fund's investment adviser. Each Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser's obligation to seek best overall execution for a Fund.

Municipal obligations, including state obligations, purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Fund and the investment adviser's other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). In a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to herein as "research credits" and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

In the event that the investment adviser uses research credits generated from a Fund securities transactions to pay for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by a Fund by the amount of such research credits generated as the result of portfolio transactions occurring on or after May 1, 2004. However, the investment adviser generally does not expect to acquire Third Party Research Services with research credits.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by a Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Municipal obligations considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or
(iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies  could  have  a  detrimental  effect  on the  price  or  amount  of the securities available to a Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended July 31, 2004, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of research services in selecting a broker-dealer firm, provided it does not compromise the investment adviser's obligation to seek best overall execution.

                                                         Amount of           Commissions Paid
                                                        Transactions          on Transactions
                     Brokerage Commissions Paid       Directed to Firms      Directed to Firms
                     for the Fiscal Year Ended        Providing Research     Providing Research
                     --------------------------       ------------------     ------------------

Portfolio          7/31/04     7/31/03    7/31/02          7/31/04                7/31/04
---------          -------     -------    -------          -------                -------
Arizona            $ 3,947     $ 3,094    $ 2,059            $0                     $0
Colorado             5,961       4,366      4,214             0                      0
Connecticut         16,541       7,559      7,843             0                      0
Michigan             8,726       8,592     12,027             0                      0
Minnesota            3,980       3,363      2,931             0                      0
New Jersey          26,875      13,740     10,885             0                      0
Pennsylvania        12,975       8,473          0             0                      0

                              FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended July 31, 2004, as previously filed electronically with the SEC:

Eaton Vance Arizona Municipals Fund           Arizona Municipals Portfolio
Eaton Vance Colorado Municipals Fund          Colorado Municipals Portfolio
Eaton Vance Connecticut Municipals Fund       Connecticut Municipals Portfolio
Eaton Vance Michigan Municipals Fund          Michigan Municipals Portfolio
Eaton Vance Minnesota Municipals Fund         Minnesota Municipals Portfolio
Eaton Vance New Jersey Municipals Fund        New Jersey Municipals Portfolio
Eaton Vance Pennsylvania Municipals Fund      Pennsylvania Municipals Portfolio
                      (Accession No. 0001047469-04-030709)

                                                                      APPENDIX A

                     CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended July 31, 2004, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter,
(5) total service fees paid by each Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                               Repurchase
                                                                                            Service Fees      Transaction
                              Sales Charges     Sales Charges      CDSC to      Total         Paid to         Fees Paid to
              Total Sales     to Investment     to Principal      Principal    Service      Investment        to Principal
Fund          Charges Paid       Dealers        Underwriter      Underwriter   Fees Paid      Dealers         Underwriter
----          ------------    -------------     -------------    -----------   ---------    ------------      ------------
Arizona        $ 86,284         $ 81,437          $ 4,847           $  0       $ 37,756     $ 30,442          $  402.50
Colorado         43,077           40,460            2,617              0         23,083       17,846             175.00
Connecticut      87,015           81,837            5,178              0         87,762       75,964             627.50
Michigan         76,850           73,485            3,365              0         35,251       29,815             365.00
Minnesota        32,389           30,541            1,848            900         29,039       25,679             255.00
New Jersey      183,629          172,439           11,190              0        131,751      115,208           1,200.00
Pennsylvania    212,567          200,239           12,328            200        108,593       94,186           1,080.00

For the fiscal years ended July 31, 2003 and July 31, 2002, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts were paid to investment dealers.

                  July 31, 2003      July 31, 2003      July 31, 2002       July 31, 2002
                   Total Sales     Sales Charges to      Total Sales      Sales Charges to
Fund              Charges Paid   Principal Underwriter  Charges Paid    Principal Underwriter
----              -------------  ---------------------  -------------   ---------------------
Arizona             $111,116           $ 7,045            $ 85,709            $ 5,551
Colorado              49,356             3,480              28,653              1,499
Connecticut          204,406            12,581             224,442             11,600
Michigan              37,046             1,792              29,784              1,165
Minnesota             88,417             5,611              52,298              3,126
New Jersey           289,647            15,677             296,996             17,962
Pennsylvania         206,204            11,921             148,955              9,056

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to August 1, 1997 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

ARIZONA FUND                                                                     Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    6.15%        4.76%           5.47%
Before Taxes and Including Maximum Sales Charge                                    1.07%        3.75%           4.96%
After Taxes on Distributions and Excluding Maximum Sales Charge                    6.14%        4.73%           5.45%
After Taxes on Distributions and Including Maximum Sales Charge                    1.06%        3.72%           4.93%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     5.79%        4.78%           5.42%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     2.40%        3.89%           4.96%
   Predecessor Fund commenced operations December 13, 1993.

COLORADO FUND                                                                    Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Life of Fund*
----------------------------                                                     --------     ----------     -------------
Before Taxes and Excluding Maximum Sales Charge                                    6.33%        5.22%           5.73%
Before Taxes and Including Maximum Sales Charge                                    1.29%        4.20%           5.21%
After Taxes on Distributions and Excluding Maximum Sales Charge                    6.28%        5.20%           5.71%
After Taxes on Distributions and Including Maximum Sales Charge                    1.25%        4.18%           5.19%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     5.82%        5.20%           5.67%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     2.46%        4.29%           5.20%
   Predecessor Fund commenced operations December 10, 1993.

CONNECTICUT FUND                                                                 Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    5.34%        5.23%           5.74%
Before Taxes and Including Maximum Sales Charge                                    0.30%        4.22%           5.23%
After Taxes on Distributions and Excluding Maximum Sales Charge                    5.33%        5.22%           5.73%
After Taxes on Distributions and Including Maximum Sales Charge                    0.29%        4.21%           5.22%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     5.12%        5.18%           5.67%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     1.76%        4.29%           5.21%
   Predecessor Fund commenced operations April 19, 1994.

MICHIGAN FUND                                                                    Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    5.83%        5.36%           5.48%
Before Taxes and Including Maximum Sales Charge                                    0.79%        4.34%           4.97%
After Taxes on Distributions and Excluding Maximum Sales Charge                    5.80%        5.30%           5.43%
After Taxes on Distributions and Including Maximum Sales Charge                    0.76%        4.28%           4.92%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     5.52%        5.28%           5.40%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     2.16%        4.38%           4.94%
   Predecessor Fund commenced operations December 7, 1993.

MINNESOTA FUND                                                                   Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    5.12%        4.50%           5.02%
Before Taxes and Including Maximum Sales Charge                                    0.16%        3.50%           4.51%
After Taxes on Distributions and Excluding Maximum Sales Charge                    5.12%        4.49%           5.00%
After Taxes on Distributions and Including Maximum Sales Charge                    0.16%        3.49%           4.48%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     5.06%        4.60%           5.04%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     1.76%        3.71%           4.58%
   Predecessor Fund commenced operations December 9, 1993.

NEW JERSEY FUND                                                                  Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    5.89%        5.29%           5.81%
Before Taxes and Including Maximum Sales Charge                                    0.88%        4.27%           5.29%
After Taxes on Distributions and Excluding Maximum Sales Charge                    5.89%        5.28%           5.80%
After Taxes on Distributions and Including Maximum Sales Charge                    0.88%        4.26%           5.28%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     5.71%        5.30%           5.79%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     2.36%        4.40%           5.32%
   Predecessor Fund commenced operations April 13, 1994.

PENNSYLVANIA FUND                                                                Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    5.91%        5.11%           5.41%
Before Taxes and Including Maximum Sales Charge                                    0.90%        4.09%           4.90%
After Taxes on Distributions and Excluding Maximum Sales Charge                    5.90%        5.10%           5.40%
After Taxes on Distributions and Including Maximum Sales Charge                    0.90%        4.08%           4.89%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     5.74%        5.17%           5.45%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     2.40%        4.27%           4.98%
   Predecessor Fund commenced operations June 1, 1994.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At November 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Arizona         Citigroup Global Markets, Inc.                  New York, NY            17.0%
                Morgan Stanley                                  Jersey City, NJ          9.4%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         8.5%
Colorado        Morgan Stanley                                  Jersey City, NJ         10.9%
                Citigroup Global Markets, Inc.                  New York, NY             9.5%
                Philip J. Sevier & Kathleen A. Reilly JTWROS    Denver, CO               8.2%
Connecticut     Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         9.4%
                Citigroup Global Markets, Inc.                  New York, NY             6.7%
Michigan        Citigroup Global Markets, Inc.                  New York, NY            14.6%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         9.6%
Minnesota       Citigroup Global Markets, Inc.                  New York, NY            17.3%
                Morgan Stanley                                  Jersey City, NJ          7.5%
                Pershing LLC                                    Jersey City, NJ          6.4%
New Jersey      Morgan Stanley                                  Jersey City, NJ         14.6%
                Citigroup Global Markets, Inc.                  New York, NY            12.3%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         6.4%
Pennsylvania    Citigroup Global Markets, Inc.                  New York, NY            12.3%
                Morgan Stanley                                  Jersey City, NJ         10.5%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         7.3%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended July 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                    Repurchase
               Commission Paid     Distribution                         Uncovered                  Service Fees    Transaction
                 by Principal      Fee Paid to      CDSC Paid to       Distribution                   Paid to      Fees Paid to
                Underwriter to      Principal         Principal     Charges (as a % of   Sevice     Investment     to Principal
Fund          Investment Dealers   Underwriter       Underwriter    Class Net Assets)     Fees        Dealers      Underwriter
----          ------------------   ------------     -------------   ------------------   -------    ------------   ------------
Arizona          $ 39,120          $  345,820         $ 37,000       $1,066,000 (5.5%)  $ 99,318     $ 84,696      $    502.50
Colorado           31,495             160,486           30,000          953,000 (9.0%)    45,988       40,702           370.00
Connecticut        64,688             697,322           67,000        1,500,000 (4.1%)   201,340      180,560         1,010.00
Michigan           35,738             354,315           34,000          151,000 (1.4%)   104,287       90,931           890.00
Minnesota          33,424             240,481           30,000          788,000 (5.2%)    68,760       58,326           485.00
New Jersey        288,108           1,351,399          138,000        1,182,000 (1.5%)   387,379      332,982         1,875.00
Pennsylvania      170,150           1,144,892          102,000        1,920,000 (3.7%)   332,057      285,337         1,935.00

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

ARIZONA FUND                                                                     Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    5.38%        3.99%           4.86%
Before Taxes and Including Maximum Sales Charge                                    0.38%        3.65%           4.86%
After Taxes on Distributions and Excluding Maximum Sales Charge                    5.37%        3.96%           4.84%
After Taxes on Distributions and Including Maximum Sales Charge                    0.37%        3.63%           4.84%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     5.02%        4.02%           4.81%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     1.77%        3.73%           4.81%

COLORADO FUND                                                                    Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Life of Fund*
----------------------------                                                     --------     ----------     -------------
Before Taxes and Excluding Maximum Sales Charge                                    5.53%        4.46%           5.06%
Before Taxes and Including Maximum Sales Charge                                    0.53%        4.13%           5.06%
After Taxes on Distributions and Excluding Maximum Sales Charge                    5.49%        4.45%           5.05%
After Taxes on Distributions and Including Maximum Sales Charge                    0.49%        4.11%           5.05%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     5.03%        4.44%           5.00%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     1.78%        4.16%           5.00%

CONNECTICUT FUND                                                                 Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    4.55%        4.45%           4.89%
Before Taxes and Including Maximum Sales Charge                                   -0.45%        4.11%           4.89%
After Taxes on Distributions and Excluding Maximum Sales Charge                    4.55%        4.44%           4.88%
After Taxes on Distributions and Including Maximum Sales Charge                   -0.45%        4.10%           4.88%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     4.33%        4.39%           4.82%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     1.08%        4.11%           4.82%

MICHIGAN FUND                                                                    Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    4.96%        4.55%           4.89%
Before Taxes and Including Maximum Sales Charge                                   -0.04%        4.21%           4.89%
After Taxes on Distributions and Excluding Maximum Sales Charge                    4.93%        4.50%           4.85%
After Taxes on Distributions and Including Maximum Sales Charge                   -0.07%        4.16%           4.85%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     4.68%        4.48%           4.81%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     1.43%        4.19%           4.81%

MINNESOTA FUND                                                                   Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    4.33%        3.73%           4.35%
Before Taxes and Including Maximum Sales Charge                                   -0.67%        3.39%           4.35%
After Taxes on Distributions and Excluding Maximum Sales Charge                    4.33%        3.72%           4.33%
After Taxes on Distributions and Including Maximum Sales Charge                   -0.67%        3.38%           4.33%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     4.27%        3.82%           4.37%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     1.02%        3.54%           4.37%

NEW JERSEY FUND                                                                  Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    5.07%        4.50%           4.89%
Before Taxes and Including Maximum Sales Charge                                    0.07%        4.16%           4.89%
After Taxes on Distributions and Excluding Maximum Sales Charge                    5.06%        4.49%           4.88%
After Taxes on Distributions and Including Maximum Sales Charge                    0.06%        4.16%           4.88%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     4.89%        4.51%           4.87%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     1.64%        4.22%           4.87%

PENNSYLVANIA FUND                                                                Length of Period Ended July 31, 2004
Average Annual Total Return:                                                     One Year     Five Years     Ten Years*
----------------------------                                                     --------     ----------     ----------
Before Taxes and Excluding Maximum Sales Charge                                    5.10%        4.31%           4.62%
Before Taxes and Including Maximum Sales Charge                                    0.10%        3.98%           4.62%
After Taxes on Distributions and Excluding Maximum Sales Charge                    5.10%        4.31%           4.61%
After Taxes on Distributions and Including Maximum Sales Charge                    0.10%        3.97%           4.61%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     4.94%        4.37%           4.65%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge     1.69%        4.09%           4.65%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At November 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Arizona         Citigroup Global Markets, Inc.                  New York, NY            13.5%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         9.8%
                Morgan Stanley                                  Jersey City, NJ          8.7%
Colorado        Morgan Stanley                                  Jersey City, NJ         17.9%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         9.1%
Connecticut     Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        19.2%
                Citigroup Global Markets, Inc.                  New York, NY             5.9%
Michigan        Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        18.1%
                Morgan Stanley                                  Jersey City, NJ          5.9%
Minnesota       Pershing LLC                                    Jersey City, NJ         12.6%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         8.9%
                Citigroup Global Markets, Inc.                  New York, NY             6.9%
                Morgan Stanley                                  Jersey City, NJ          6.2%
New Jersey      Morgan Stanley                                  Jersey City, NJ         16.1%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        13.8%
                Citigroup Global Markets, Inc.                  New York, NY             7.3%
Pennsylvania    Morgan Stanley                                  Jersey City, NJ         11.7%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        11.3%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX C

                           STATE SPECIFIC INFORMATION

RISKS OF CONCENTRATION. The following information as to certain state specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. Neither the Trust nor the Portfolios have independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

ARIZONA. Under its Constitution, the state is not permitted to issue general obligation bonds secured by the state's full faith and credit. However, agencies and instrumentalities of the state are authorized under specified circumstances to issue bonds secured by revenues. The state enters into certain lease transactions that are subject to annual renewal at its option. Local governmental units in the state are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, to finance public projects, local governments may issue revenue bonds to be paid from the revenues of an enterprise or the proceeds of an excise tax, from assessment bonds payable from special proceeds of an excise tax, or from assessment bonds payable by special assessments. Arizona local governments have also financed public projects through leases that are subject to annual appropriation at the option of the local government.

There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval. It is possible that if such a proposal were enacted, there would be an adverse impact on state or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

Arizona is required by law to maintain a balanced budget. To achieve this objective, it has in the past utilized a combination of spending reductions and tax increases. In 1992, voters passed a measure that requires a two-thirds vote of the legislature to increase state taxes.

For several decades, the population has grown at a substantially higher rate than the population of the United States. The state's population is approximately  5.6  million  and,  due to  continued  employment  expansion,  is expected to record above-average growth rates, with a forecasted 90,000 new residents being added each year. After 20 years of employment growth, represented by growth of 1,215,000 nonfarm jobs, Arizona did not show job growth in 2002 but did show job growth of 37,800 in 2003. A modest economic upturn is expected in 2004 and 2005, with jobs growing by 55,100 in 2004 and 70,000 in 2005. The state unemployment rate in August 2004 was 4.4%, below the national average of 5.4%.

Arizona has enacted a balanced budget totalling $7.4 billion in fiscal year 2005. Even though this budget is balanced, there is an estimated ongoing $283 million structural deficit that is being covered by one-time measures, though revenue growth to date has surpassed even the most optimistic predictions. Local governments are also facing budget shortfalls due to declining excise tax collections, among other reasons. Possible methods to solve the state budget shortfall include tax increases, using the rainy day fund and spending cuts. Spending cuts could include reducing state revenue sharing with local governments, thereby further weakening their financing position.

COLORADO. The major revenue sources of the state are the individual income tax and the general sales and use tax. Because of limitations contained in the state constitution, the state of Colorado issues no general obligation bonds. Several agencies and instrumentalities of state government, however, are authorized by statute to issue bonds secured by revenues from specific projects and activities, and the state and its agencies may enter into lease-purchase financings which are subject to annual appropriation. Additionally, the state is authorized to issue short-term revenue anticipation notes. To the extent the Portfolio holds debt of local units of government whose revenues may rely in part on distributions from the state, the fiscal health of the state will have an indirect effect on the Portfolio. The state is required to have a balanced budget each fiscal year.

Most of Colorado's recent economic news has been favorable. The state's labor market is improving, construction activity is healthy, personal income is rising, and retail sales are up. The Colorado economy has turned the corner and is showing increasing strength. Year-to-date average state employment through

June 2004 increased for the first time since December 2001 and remained slightly above the 2003 year-to-date average in July. Moreover, the state unemployment rate has remained relatively constant - ranging between 4.9% and 5.1% - since March 2004. The July 2004 unemployment rate is 1.1% lower than the July 2003 unemployment rate. Meanwhile, residential construction is recovering from a two-year correction, as home sales - and prices - climb.

There are approximately 2,581 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, sewer and other special districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness. The major sources of revenue for payment of local government indebtedness are the ad valorem property tax, which presently is imposed and collected solely at the local level, sales and use taxes, and revenue from special projects.

A 1992 amendment to the state Constitution (the "TABOR Amendment") restricts growth of state and local government spending to the rate of inflation plus growth (as measured by population, school enrollment, or construction depending on the government entity); and requires voter approval of (a) any new taxes or tax increases and (b) the issuance of most types of debt. While prior to the past three years, state revenues were strong enough to return "excess" tax revenues to the residents of the state pursuant to the TABOR Amendment, recent economic events have reduced state revenues drastically, so that the state's general fund showed shortfalls approaching $1 billion, until the legislature acted to reduce spending and transfer funds to achieve the constitutionally required balanced budget. The Colorado Office of State Planning did budgeting estimates that in fiscal year 2004-05, general fund appropriations will increase $198.2 million (3.5%), the 4% statutory reserve will be exceeded by $13.9 million, and there will be a $53.1 million TABOR refund. Local governments have also been adversely affected by the economy.

CONNECTICUT. Connecticut's General Fund recorded an operating surplus for each of the 10 fiscal years ended June 30, 2001. However, despite tax increases and budget cuts, the General Fund experienced deficits for the fiscal years ended June 30, 2002 and 2003, which exhausted the Budget Reserve Fund and have necessitated the issuance of Economic Recovery Notes. The Comptroller has estimated a surplus of over $200,000,000 for the fiscal year ended June 30, 2004.

The state's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the state. As of December 16, 2003, the state had authorized direct general obligation bond indebtedness totaling $17,548,405,000, of which $15,898,508,000 had been approved for issuance by the State Bond Commission and $14,773,386,000 had been issued. As of June 15, 2004, net state direct general obligation bond indebtedness outstanding was $9,787,463,000.

In addition, the state has limited or contingent liability on a significant amount of other bonds issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational Facilities Authority. Such bonds have also been issued by the city of Waterbury and the Southeastern Connecticut Water Authority. As of December 16, 2003, the amount of such bonds outstanding totaled $3,873,300,000.

The state is obligated to various cities and towns under grant programs to fund certain school construction costs. As of June 30, 2003, the state's outstanding obligation was $1,027,000,000, and the Commissioner of Education estimated that future grant obligations might total $2,800,000,000.

The state, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the state's financial position: (i) an action involving claims by property owners in one of the poorest towns in a regional school district asserting that the statutory formula for cost allocation among towns in such a district denies the plaintiffs equal protection because it requires all towns in the district to pay the same per-pupil charge, seeking to enjoin use of the statutorily mandated system and to require that a formula more favorable to the plaintiffs be devised; (ii) litigation involving claims by Indian tribes and alleged Indian tribes to portions of the state's land area; (iii) actions by several hospitals claiming partial refunds of taxes imposed on hospital gross earnings to the extent such taxes related to tangible personal property transferred in the provision of services to patients; (iv) an action seeking to represent a class of certain Medicaid recipients, claiming that the Commissioner of the Department of Social Services fails to provide them adequate access to dental services and to adequately compensate providers of such services, and seeking declaratory and injunctive relief plus attorneys' fees and costs; (v) an action against the state and the Attorney General by importers and distributors of cigarettes previously sold by their manufacturers seeking damages and injunctive relief relating to business losses alleged to result from the 1998 Master Settlement Agreement entered into by most states in litigation against the major domestic tobacco companies and challenging certain related so-called Non Participating Manufacturer statutes; (vi) an action seeking to represent a class of juveniles, claiming that the policy of strip searching all juveniles arriving at state detention centers is unconstitutional, and seeking damages, declaratory and injunctive relief, attorneys' fees, and costs; (vii) an action seeking to represent a class of adults, challenging the policy or practice of strip searching all adult inmates arriving at correctional centers, whether or not there is a reasonable suspicion of the presence of weapons or contraband, and seeking damages, declaratory and injunctive relief, attorneys' fees, and costs; (viii) a class action alleging that the Department of Mental Retardation violates federal laws by maintaining a waiting list for Medicaid services of Medicaid-eligible persons and by placing persons in quasi-institutional settings without allowing them to choose more integrated community settings, and seeking mandatory injunctive relief, attorneys' fees, and costs; (ix) a purported class action on behalf of approximately 30,000 people, claiming that the Commissioner of the Department of Social Services has violated federal law by implementing a state statute reducing eligibility for Medicaid benefits to individuals with incomes of up to 100% of the federal poverty level, from incomes up to 150% of the federal poverty level, and seeking a continuation of benefits for a longer period of time than the state statute provides; (x) a purported class-action on behalf of laid-off state employees, alleging that they were laid off in violation of their constitutional rights and claiming back wages, damages, attorneys' fees, and costs; and (xi) a dispute over the terms of an Exit Plan with respect to judicial oversight of the operations of the state Department of Children and Families pursuant to a 1991 federal court-ordered consent decree in an action involving a plaintiff class of children in the child welfare system.

General obligation bonds issued by Connecticut municipalities are payable primarily only from ad valorem taxes on property subject to taxation by the municipality. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the state and its political subdivisions, authorities, and agencies. Such problems could result in declines, possibly severe, in the value of their outstanding obligations, impairment of their ability to pay interest and principal thereon, and increases in their future borrowing costs.

MICHIGAN. Under the state Constitution, the raising of taxes by the Legislature is limited if doing so would cause the ratio of Total State Revenues (except federal aid) to Personal Income of Michigan (as such terms are defined in the state Constitution) to exceed certain limits. The only exceptions to this revenue limit are a majority approval of a referendum question or a specific emergency declared by a two-thirds vote of the Legislature. However, this limit does not apply to taxes imposed for the payment of principal and interest on bonds of the state, if the bonds are approved by voters and authorized by a vote of two-thirds of the members of each House of the Legislature and certain school district loans. Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors. The Constitution prohibits the state from reducing the proportion of total state spending paid to all local units of government, taken as a group, below that proportion in effect in the 1978-79 fiscal year. The state may not mandate new or increased levels of services to be provided by local units without making appropriations to cover any increased costs.

Under the state Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution prohibits local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter. The Constitution also contains millage reduction provisions. Under such provisions, should the value of taxable property
(exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index ("CPI"), the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the CPI rate instead of at the higher actual growth rate. The Constitution and state law also, generally, restrict the increase in the taxable value of real property, subject to ad valorem property taxes, adjusted for additions and losses, to a percentage which reflects the percentage increase in the general price level from the previous year unless ownership of the property is transferred.

MINNESOTA. Minnesota's constitutionally prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, Minnesota's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend moneys in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, Minnesota's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if Minnesota's legislature is not in session the Governor is empowered to convene a special session.

The state relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. During the first half of 2003, the state addressed substantial projected budget deficits by substantially reducing projected spending, including aid to local government and higher education, transferring funds from other accounts, deferring certain expenditures and transfers, in some cases by borrowing funds, deferring certain sales tax refunds, and raising fees. On February 27, 2004, the Minnesota Department of Finance released an Economic Forecast projecting, under then current laws, a general fund deficit of $160 million for the biennium ending June 30, 2005, total General Fund expenditures and transfers of $28.111 billion for the biennium, and a $631 million budget reserve at June 30, 2005. The State legislature adjourned its 2004 regular session without substantially reducing the projected deficit, but the Governor exercised his statutory powers to eliminate the projected deficit, primarily through reductions in expenditures, while retaining the $631 million budget reserve (approximately 2.26% of projected expenditures). Taking into account the Governor's actions, the Department projected General Fund expenditures of $27.955 billion for the biennium ending June 30, 2005. The Department's planning estimates, however, also project a "structural deficit" of $400 million for the biennium ending June 30, 2007, under current laws. This may understate the future budget gap, because projected state revenues recognize inflation in the growth of the state tax base, but inflation, by law, generally is not included in projected state expenditures.

The state is a party to a variety of civil actions that could adversely affect the state's General Fund. In addition, substantial portions of state and local revenues are derived from federal expenditures, and reductions in federal aid to the state and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the state and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in state budget forecasts may create additional budgetary pressures.

State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, so state budgetary difficulties may have substantial adverse effects on such local government units. Generally, the state has no obligation to make payments on local obligations in the event of a default. Accordingly, factors in addition to the state's financial and economic condition will affect the creditworthiness of Minnesota tax-exempt obligations that are not backed by the full faith and credit of the state. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on state and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal of and interest on Minnesota tax-exempt obligations that are held by the Minnesota Fund or the value or marketability of such obligations.

In 1995, the Minnesota legislation enacted a statement of intent that interest on obligations of Minnesota and its political subdivisions and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if it is judicially determined that Minnesota's exemption for such interest and taxation of interest on obligations of other states and their political subdivisions and Indian tribes unlawfully discriminates against interstate commerce. This provision applies to taxable years that begin during or after the calendar year in which any such determination becomes final. The investment adviser is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes and taxation of interest on the bonds of other states or their political subdivisions or Indian tribes unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. On August 29, 2002, however, the Minnesota Supreme Court held in Chapman v. Commissioner of Revenue, 651 N.W.2d 825 (Minn. 2002), that a
Minnesota alternative minimum tax provision allowing deductions for contributions to charities located in and carrying on substantially all of their activities in Minnesota, but not allowing deductions for contributions to other charities, unconstitutionally discriminates against interstate commerce. There can be no assurance that interest on the tax-exempt securities held by the Minnesota Fund will not become taxable under the 1995 legislation.

NEW JERSEY. The ninth largest state in population, New Jersey benefits from a diverse economic base. Centrally located in the Northeast, New Jersey is near many major cities such as New York, Boston, Washington D.C., and Philadelphia. The state's favorable location is bolstered by an extensive highway system, as well as air, land and water transportation systems and facilities. Various commercial and industrial businesses have headquarters or regional offices within New Jersey's borders, including substantial construction, pharmaceutical, manufacturing, chemical, financial and service industries.

The state's economic indicators, as of May 2004, compared to a year ago, showed personal income increasing 3.2%, new vehicle registrations decreasing 2.8%, authorized dwelling units increasing 23%, unemployment decreasing 10.6% and nonfarm payroll employment increasing 1.2%. New Jersey's large white collar population, in part, contributed to a state per capita income of $40,427, earning the state the second highest ranking for all states in the nation in 2003. The state's unemployment rate in May 2004 was 5.3% and has remained below the national rate throughout the year to date. For the year ending March 2004, the state added nearly 60,000 jobs, earning it a rank of 4th state in the nation for job creation.

The state's economy grew 3.6% for the twelve-month period ending May 2004. Based upon such favorable factors, recent major economic indices predict continued modest growth for the state for the balance of 2004.

As a result of increased collections in most major state tax categories, the state has had higher than anticipated revenue growth during fiscal year 2004 and anticipates being able to accommodate an estimated $539 million in supplemental appropriations. At the end of fiscal 2002, New Jersey had just under $17.2 billion in outstanding long term indebtedness, consisting of an estimated $3.2 billion of general obligation bonds, $5.8 billion of revenue bonds, $5.3 billion of installment obligations, $1.3 billion of loans payable and $1.6 billion in various miscellaneous obligations. As of fiscal year 2002, the state's per capita share of general long-term bonded debt was $383.49, representing an increase of 2.6% from the prior fiscal year.

The state Constitution has a balanced budget measure which provides that no money shall be drawn from the State Treasury but for appropriations made by law and that no law appropriating money for any state purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.

In addition, the state Constitution has a debt limitation clause which provides that the state Legislature shall not, in any manner, create in any fiscal year a debt or liability of the state, which, together with any previous debts or liabilities, shall exceed at any time 1% of the total appropriations for such year, unless the same shall be authorized by a law for some single object or work distinctly specified therein, or shall have been approved by the voters.

The New Jersey Local Bond Law (N.J.S.A. Section 40A:2-1 et seq.) governs the issuance of bonds and notes by local units (including counties) for financing improvements. The statute provides that (i) the power and obligation to pay any and all bonds and notes issued pursuant to the Local Bond Law shall be unlimited, (ii) the county or municipality shall levy ad valorem taxes upon all taxable property therein for the payment of the principal of and interest on such bonds and notes, without limitation as to rate or amount, (iii) the proceeds shall be used essentially for capital projects having useful lives of not less than five years, and (iv) after issuance, all bonds and notes shall be conclusively presumed to be fully authorized and issued under all of the laws of the state, after an estoppel period, and not subject to suit as to legality.

The debt of any county or municipality is limited by the Local Bond Law to an amount equal to 2% of its equalized valuation basis. The equalized valuation basis of the county or municipality is set by statute as the average value of all taxable real property and improvements within its boundaries as annually determined by the state Board of Taxation for each of the three most recent years. Certain categories of debt are permitted by statute to be deducted for purposes of computing the statutory debt limit.

The debt limit of any county or municipality may be exceeded with the approval of the Local Finance Board, which is a state run entity. If all or any part of a proposed debt authorization would exceed its debt limit, any county or municipality must apply to the Local Finance Board for an extension of credit. If the Local Finance Board determines that a proposed debt authorization would materially impair the ability of any county or municipality to meet its obligations or to provide essential services, approval is denied.

Any county or municipality must report all new authorizations of debt or changes in previously authorized debt to the Division of Local Government Services. Through annual and supplemental debt statements, said Division monitors all local borrowing. Even though a county's or municipality's authorizations are within its debt limits, said Division is able to enforce state regulations as to the amounts and purposes for local borrowing.

PENNSYLVANIA. The General Fund, the state's largest fund, receives all tax receipts, revenues, non-tax federal grants and reimbursements that are not specified by law to be deposited elsewhere. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed fiscal year 2003 with a balance of $2,257.7 million.

Greater than projected growth in the national economy during the second half of 2003 contributed to Commonwealth revenues through December 2003 exceeding the budget estimate, certified in March 2003, for fiscal year 2004. Actual Commonwealth revenues through December 2003 were approximately $458 million, or 3%, over the estimate prepared in March 2003. The Governor's proposed fiscal year 2004 budget request to the General Assembly included significant expenditure reductions and revenue enhancements. On March 20, 2003, the Governor signed the fiscal year 2004 budget into law while utilizing the line item veto authority to veto $4,111.3 million in line item appropriations relating to Commonwealth contributions to public education. On December 23, 2003, upon passage by the General Assembly, the Governor signed the remainder of fiscal year 2004 budget into law, including the previously vetoed appropriations for public education. The additional fiscal year 2004 budget items enacted on

December 23 included significant revenue and expenditure enhancements as well as a revision to the fiscal year 2004 revenue estimate. The continuation of greater than projected growth in the national economy through the first quarter of 2004 continues to impact the revenue estimates incorporated in the enacted budget for fiscal year 2004. Consequently, actual revenues through April 2004 are $368 million, or 2%, above estimate. The Commonwealth has not officially revised its fiscal year 2004 estimate for General Fund revenues in response to actual receipts, but based on recent trends, expectations are that actual fiscal year 2004 revenues may be at least approximately $368 million above estimate.

The Commonwealth is permitted by its Constitution to incur the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate approved debt; (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

Debt service on Commonwealth general obligation debt is paid from appropriations out of the General Fund except for debt issued for highway purposes, which is paid from the Motor License Fund appropriations. Net outstanding general obligations debt totaled $6,767.2 million at June 30, 2003, a net increase of $707.9 million from June 30, 2002. Over the ten-year period ended June 30, 2003, total net outstanding general obligation debt increased at an annual rate of 3%. Within the most recent five-year period, outstanding general obligation debt has increased at an annual rate of 7.5%.

Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the state. Some of these agencies, however, are indirectly dependent on state appropriations. State-related agencies and their outstanding debt as of June 30, 2003 include the Delaware River Joint Toll Bridge Commission ($158.5 million), the Delaware River Port Authority ($1,304 million), the Pennsylvania Economic Development Financing
Authority ($1,609.8 million), the Pennsylvania Energy Development Authority ($62.6 million), the Pennsylvania Higher Education Assistance Agency ($3,783.99 million), the Pennsylvania Higher Education Facilities Authority ($4,286.1
million), the Pennsylvania Industrial Development Authority ($531.8 million), the Pennsylvania Infrastructure Investment Authority ($117.4 million), the Pennsylvania Turnpike Commission ($2,132 million) and the State Public School Building Authority ($666.6 million).

The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the state are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the Commonwealth, which had $2,483.1 million in bonds outstanding at June 30, 2003, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993. In July 2003, the Hospitals and Higher Education Authority issued its $13.32 million Series 2003 Bonds to refund the 1993 bonds.

Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. In 1978, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that the limitation is constitutional. Approximately 3,500 suits against the Commonwealth remain open. Tort claim payments for the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund. The Motor License Fund tort claim appropriation for fiscal year 2004 is $20 million. In addition, Unsays Corporation v. Commonwealth involves a challenge on constitutional and statutory grounds to the statutory three-factor appointment formula used for the apportionment of capital stock value in the franchise tax.

On October 25, 2002, the Pennsylvania Supreme Court issued a decision upholding the Commonwealth's statutory appointment formula. Unisys filed a petition for certiorari to the U.S. Supreme Court which was denied. The decision in this matter denied relief to the taxpayer because it failed to carry its burden of proof and did not resolve the underlying issue. Thus, the decision has very limited applicability to the numerous cases pending which raise the identical issue and which collectively involve undetermined but significant dollars.

Northbrook Life Insurance Co. is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania, in which the
Pennsylvania Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982 is being challenged. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state of constitutionality of the statutory scheme for county funding of the judicial system. Powell v. Ridge involves a challenge to Pennsylvania's system for funding public schools on the grounds that such system has the effect of discriminating on the basis of race in violation of Title VI of the Civil Rights Act of 1964. Since June 23, 2003, the case has been in civil suspense for a variety of reasons. Most recently, the court continued the stay of proceedings until the U.S. Court of Appeals for the Third Circuit and the U.S. Supreme Court decided other cases that likely would directly affect the plaintiff's claims. Those decisions have not been issued and make clear that the plaintiff's claims, as currently pled, are not viable. However, the Commonwealth anticipates that one or more plaintiff's may seek to amend the complaint in an effort to state a claim under Title VI of the Civil Rights Act. PPG Industries v. Commonwealth involves the successful challenge in the Pennsylvania Supreme Court that the manufacturing exemption to the Pennsylvania capital stock/ franchise tax discriminates against interstate commerce in violation of the Commerce Clause of the U.S. Constitution. Accordingly, the court ordered the manufacturing exemption severed from the capital stock/franchise tax and that the Commonwealth provide a retrospective remedy to affected taxpayers. The retrospective remedy announced by the Commonwealth on April 29, 2002 appears to be revenue neutral and satisfactory for in-state manufacturers. However, out-of-state manufacturers have appealed, involving an undetermined but significant dollar amount and those appeals remain pending.

The specific litigation matters described above are provided as an example only and do not compromise a complete listing of material ongoing or pending litigation involving the Commonwealth of Pennsylvania, its agencies, subdivisions and instrumentalities.

                  PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

PUERTO RICO. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, pharmaceuticals, construction and the high technology areas have compensated for that loss.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S.
corporations  electing  "possessions  corporation"  status.  However,  in  1993,
Section  936 was  amended  to provide  for two  alternative  limitations  on the
Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

Also in 1996, a new Section 30A was added to the Code. Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business.
Section 30A will be phased out by January 1, 2006.

During the mid and late 1990s the Commonwealth of Puerto Rico benefited from a robust U.S. economy, more aggressive tax collections and low oil prices. This created an expanded employment base, job growth, reduction in unemployment, increase in tourism spending, real GDP growth in the 3.1% to 3.5% range and significant increases in General Fund cash balances from fiscal year end 1997 to fiscal year end 1999. These factors, combined with minimal negative impact to date from the 1996 federal legislation phasing out Section 936 tax benefits to Puerto Rico subsidiaries of U.S. Corporations, created a positive outlook for the credit in the late 1990s. Despite the fact that there have been some high profile U.S. companies that have left the island partially due to the Section 936 phase out, many corporations have elected to convert to controlled foreign corporation (CFC) status, which allows them to delay federal income taxes until the income is distributed to U.S. shareholders.

In fiscal year 2000, the outlook on the credit turned negative due to the slowdown in the U.S. economy (88% of Puerto Rico's exports go to the U.S.), uncertainty regarding increasing oil prices, failure of the government to reign in health care costs, expense overruns in education and a decreasing rate of employment growth. As a result, the General Fund recorded a $268 million deficit in fiscal year 2000 due to increased education and health care spending.

A new administration, the Popular Democratic Party that favors Puerto Rico's commonwealth status over a potential statehood status, took office in January, 2001. It was not long before they realized the presence of continued fiscal stress and estimated a fiscal year 2001 budget shortfall of $700 million. The shortfall was stated to be caused by weakened revenue growth due to the slowing pace of employment and a softening U.S. economy.

On May 30, 2001, S&P downgraded the Commonwealth of Puerto Rico to an A- from an A due to continued years of operating deficits and the use of borrowing to cover the deficits. Puerto Rico continued to use deficit financing and cash transfers from other accounts to fill budget deficits of $250 million, $400 million and $230 million for fiscal years 2002, 2003 and 2004, respectively. Another deficit is forecasted for fiscal year 2005. In fiscal year 2006, the Commonwealth hopes to balance the budget with a new sales tax which reportedly has bipartisan support. S&P put Puerto Rico on creditwatch with a negative outlook in March, 2003. Moody's rates Puerto Rico a Baa1 with a negative outlook.

THE U.S. VIRGIN ISLANDS. The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and is adversely affected by the recession in the United States and Europe. The attacks of September 11, 2001 also had an adverse affect on tourism. For 2001, air passengers to the USVI were down 2.9% after increasing 12% in 2000. However, supported by an increase in cruise passengers, total visitors increased by 4.4% in 2001.

An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated.

The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt and rated special tax debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.

GUAM. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in past years. During 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. Based on these factors, S&P downgraded Guam's rating to BBB-from BBB with a negative outlook on May 26, 1999. Although total visitors improved in 1999 and 2000, they were weakened by economic slowdowns and the effects of the September 11th terrorist attacks in 2001. In 2002 Guam was hit with two major typhoons and impacted by the global economic slowdown. These negative trends have had an unfavorable effect on Guam's financial position with consistent general fund deficits from 1997-2002 with the exception of a small surplus in 2000. Guam also has a high debt burden with outstanding debt per capita of $2,700 and debt service representing 16% of expenditures. These factors caused S&P to downgrade Guam's rating to BB (below investment grade) from BBB- on March 25, 2002. Due to continued economic weakness and the negative effects of the typhoons in 2002, S&P further downgraded Guam's debt to B from BB on May 6, 2003. Guam is not rated by Moody's.

                                                                      APPENDIX D

                                     RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be consifdered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

 1.  An application for rating was not received or accepted.
 2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
 3.  There is a lack of essential data pertaining to the issue or issuer.
 4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

MIG/VMIG RATINGS U.S. SHORT-TERM RATINGS: In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD & POOR'S RATINGS GROUP
INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC: The rating CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

  - Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS
INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicaftes that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                           PART C - OTHER INFORMATION

ITEM 22. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

(a)(1) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

   (2) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

   (3) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit
          (1)(c) to Post-Effective Amendment No. 62 filed November 25, 1996 and incorporated herein by reference.

   (4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, dated June 16, 2003 filed as Exhibit (a)(4) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

(b)(1)    By-Laws  as  amended  October  21,  1987  filed as  Exhibit  (2)(a) to
          Post-Effective   Amendment  No.  55  filed   September  15,  1995  and
          incorporated herein by reference.

   (2) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

   (3) Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.

(c)       Reference is made to Item 23(a) and 23(b) above.

(d)(1) Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and Eaton Vance West Virginia Municipals Fund filed herewith.

(d)(2) Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance California Municipals Fund and Eaton Vance National Municipals Fund filed herewith.

(e)(1)(a) Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

      (b) Amended Schedule A to Distribution Agreement dated June 16, 2003 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

   (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

   (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995 and incorporated herein by reference.

   (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January 25, 1999 and incorporated herein by reference.

   (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 85 filed January 23, 2001 and incorporated herein by reference.

   (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

      (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit
          (9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

   (2) Transfer Agency Agreement dated July 31, 2003 filed as Exhibit (h)(3) to Post-Effective Amendment No. 82 of Eaton Vance Growth Trust (File Nos. 02-22019, 811-1241) (Accession No. 0000940394-03-000592) filed
          July 31, 2003 and incorporated herein by reference.

   (3) Sub-Transfer Agency Service Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
          0000940394-02-000462) and incorporated herein by reference.

(i)(1)    Opinion of Internal  Counsel  dated July 16, 2003 filed as Exhibit (i)
          to  Post-  Effective   Amendment  No.  92  filed  July  17,  2003  and
          incorporated herein by reference.

   (2)    Consent of Internal Counsel dated November 23, 2004 filed herewith.

(j) Consent of Independent Registered Accounting Firm for Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund filed herewith.

(m)(1) Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
          (15)(g) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

   (2) Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

   (3)(a) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

      (b) Amended Schedule A to Class C Distribution Plan dated June 16, 2003 filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

(n)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated February 9, 2004 filed as Exhibit (o)(1) to Post-Effective Amendment No. 94 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) (Accession No. 0000940394-04-000170 filed February 26, 2004 and incorporated herein by reference.

(p) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

(q)(1) Power of Attorney for Eaton Vance Municipals Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

   (2) Power of Attorney for Alabama Municipals Portfolio, Arizona Municipals Portfolio, Arkansas Municipals Portfolio, Florida Municipals
          Portfolio,   Georgia   Municipals   Portfolio,   Kentucky   Municipals
          Portfolio, Maryland Municipals Portfolio, Michigan Municipals Portfolio, National Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Pennsylvania Municipals Portfolio, South Carolina Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated July 1, 2003 filed as Exhibit (q)(2) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

   (3) Power of Attorney for California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Louisiana Municipals Portfolio, Massachusetts Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, Oregon Municipals Portfolio, Rhode Island Municipals Portfolio and Tennessee Municipals Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 24. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No.
801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 26. PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund            Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust                                  Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund       Eaton Vance Series Trust II
Eaton Vance Investment Trust                              Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust                              EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II                           Eaton Vance Variable Trust

     (b)

         (1)                           (2)                              (3)
 Name and Principal           Positions and Offices            Positions and Offices
  Business Address*        with Principal Underwriter             with Registrant
  -----------------        --------------------------             ---------------
      Ira Baron                  Vice President                        None
    John Bercini                 Vice President                        None
     Chris Berg                  Vice President                        None
  Kate B. Bradshaw               Vice President                        None
    Timothy Breer                Vice President                        None
   Eric Caplinger                Vice President                        None
    Mark Carlson                 Vice President                        None
     Randy Clark                 Vice President                        None
  Daniel C. Cataldo       Vice President and Treasurer                 None
  Patrick Cosgrove               Vice President                        None
     Raymond Cox                 Vice President                        None
    Peter Crowley                Vice President                        None
    Kevin Darrow                 Vice President                        None
    Derek Devine                 Vice President                        None
   Todd Dickinson                Vice President                        None
     John Dolan                  Vice President                        None
   James Durocher                Vice President                        None
   Alan R. Dynner      Vice President, Secretary and Clerk          Secretary
  Robert Ellerbeck               Vice President                        None
    Daniel Ethier                Vice President                        None
     Troy Evans                  Vice President                        None
     Vince Falbo                 Vice President                        None
 Richard A. Finelli              Vice President                        None
    Daniel Flynn                 Vice President                        None
     James Foley                 Vice President                        None
  Michael A. Foster              Vice President                        None
   Kathleen Fryer                Vice President                        None
Anne Marie Gallagher             Vice President                        None
  William M. Gillen           Senior Vice President                    None
  Hugh S. Gilmartin              Vice President                        None
    John Greenway                Vice President                        None
   Jorge Gutierrez               Vice President                        None
    Peter Hartman                Vice President                        None
   James B. Hawkes         Vice President and Director       Vice President and Trustee
  Joseph Hernandez               Vice President                        None
   Perry D. Hooker               Vice President                        None
  Elizabeth Johnson              Vice President                        None
    Paul F. Jones                Vice President                        None
     Steve Jones                 Vice President                        None
   Lindsey Kidder                Vice President                        None
   Thomas P. Luka                Vice President                        None
    Coleen Lynch                 Vice President                        None
    John Macejka                 Vice President                        None
   Geoff Marshall                Vice President                        None
  Christopher Mason              Vice President                        None
    Judy Snow May                Vice President                        None
    Don McCaughey                Vice President                        None
   Andy McClelland               Vice President                        None
    Dave McDonald                Vice President                        None
     Tim McEwen                  Vice President                        None
  Morgan C. Mohrman           Senior Vice President                    None
     Don Murphy                  Vice President                        None
  James A. Naughton              Vice President                        None
    Joseph Nelson                Vice President                        None
   Mark D. Nelson                Vice President                        None
    Scott Nelson                 Vice President                        None
  Linda D. Newkirk               Vice President                        None
    James O'Brien                Vice President                        None
  James L. O'Connor              Vice President                     Treasurer
    Andrew Ogren                 Vice President                        None
     Philip Pace                 Vice President                        None

                                      C-5

    Margaret Pier                Vice President                        None
    Shannon Price                Vice President                        None
    James Putman                 Vice President                        None
     James Queen                 Vice President                        None
    David Richman                Vice President                        None
      Tim Roach                  Vice President                        None
    Randy Skarda                 Vice President                        None
  Lawrence Sinsimer           Senior Vice President                    None
   Bill Squadroni                Vice President                        None
   Joseph Staszkiw               Vice President                        None
  William M. Steul         Vice President and Director                 None
Cornelius J. Sullivan         Senior Vice President                    None
    Frank Sweeney                Vice President                        None
   Stefan Thielen                Vice President                        None
   Michael Tordone               Vice President                        None
   John M. Trotsky               Vice President                        None
    Jerry Vainisi                Vice President                        None
    John Vaughan                 Vice President                        None
     Chris Volf                  Vice President                        None
     Greg Walsh                  Vice President                        None
    Stan Weiland                 Vice President                        None
 Wharton P. Whitaker         President and Director                    None
   Greg Whitehead                Vice President                        None
   Mark Whitehouse               Vice President                        None
    Steve Widder                 Vice President                        None
   Charles Womack                Vice President                        None
   Joseph Yasinski               Vice President                        None
     Trey Young                  Vice President                        None
    Gregor Yuska                 Vice President                        None

------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

    (c)   not applicable

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 28. MANAGEMENT SERVICES

     Not applicable

ITEM 29. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on November 23, 2004.

                               EATON VANCE MUNICIPALS TRUST

                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------
                                    Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 23, 2004.

      SIGNATURE                                        TITLE
      ---------

/s/ Thomas J. Fetter                     President (Chief Executive Officer)
-----------------------------
Thomas J. Fetter

/s/ James L. O'Connor                    Treasurer (Principal Financial and
-----------------------------                     Accounting Officer)
James L. O'Connor

/s/ James B. Hawkes                                   Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*                                 Trustee
-----------------------------
Samuel L. Hayes

William H. Park*                                      Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*                                   Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*                                     Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                                        Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (d)(1) Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and Eaton Vance West Virginia Municipals Fund.

  (d)(2) Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance California Municipals Fund and Eaton Vance National Municipals Fund.

  (i)(2)       Consent of Internal Counsel dated November 23, 2004.

  (j) Consent of Independent Registered Public Accounting Firm for Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund.